[GRAPHIC]

Semiannual Report March 31, 2001

Oppenheimer
Champion Income Fund

[LOGO OF OPPENHEIMER FUNDS®]

REPORT HIGHLIGHTS

CONTENTS

1	President’s Letter

3	An Interview
with Your Fund’s
Managers

8	Financial
Statements

43	Officers and Trustees

Fund Objectives

Oppenheimer Champion Income Fund’s primary objective is to seek a high level of current income by investing in a diversified portfolio of high yield, lower rated fixed income securities that the Fund’s Investment Manager, OppenheimerFunds, Inc., believes do not involve undue risk. The Fund’s secondary objective is to seek capital growth when consistent with its primary objective.

Cumulative Total Returns*
	For the Six-Month Period
	Ended 3/31/01

	Without	With
	Sales Chg.	Sales Chg.

Class A	–0.91%	–5.62%

Class B	–1.30	–5.99

Class C	–1.21	–2.15

Average Annual Total Returns*

	For the 1-Year Period
	Ended 3/31/01

	Without	With
	Sales Chg.	Sales Chg.

Class A	1.06%	–3.74%

Class B	0.19	–4.35

Class C	0.26	–0.65

*See Notes on page 7 for further details.

PRESIDENT’S LETTER

[PHOTO]

James C. Swain
Chairman
Oppenheimer
Champion Income
Fund

Bridget A. Macaskill
President
Oppenheimer
Champion Income
Fund

Dear Shareholder,

As we approach the midpoint of 2001, the best policy in this investment landscape appears to be “proceed with care.” While perhaps less trying for some than 2000, this year is proving to be a time when patience and prudence will best serve investors.

     The lessons provided by a volatile and difficult market have reinforced many of the basic investment principles we have discussed in this letter from time to time. Over the past year, market volatility has been a powerful reminder of the importance of investment diversification—the time-honored strategy of spreading risk among various asset classes, industry groups and investment styles. In addition, the markets have confirmed that rather than chasing investment fads, relying on sound business fundamentals is a better way to try to achieve investment success over the long term.

     As we look forward, we are optimistic, with some reservations. Our reserve arises from the fact that the U.S. economy has been growing only moderately during 2001. Yet our optimism stems from reassuring signs, such as the Federal Reserve Board’s cuts of key short-term interest rates. These rate cuts, combined with the possibility of a federal income tax cut, may help stimulate the economy.

     Our current situation has mixed implications for stocks and bonds. While slowed growth may mean decelerated corporate earnings growth, lower interest rates could bolster stock valuations. Similarly, slower economic growth has helped interest-rate-sensitive securities, such as those issued by the U.S. Government, but may have a negative effect on credit-sensitive corporate bonds.

1 OPPENHEIMER CHAMPION INCOME FUND

PRESIDENT’S LETTER

     In overseas markets, we believe potential investment opportunities may reside in Europe, which appears to be experiencing slow, steady growth bolstered by the strengthening euro and falling oil prices. Signs are less encouraging in Japan, where the economy generally remains weak. Lower interest rates are buoying the economies of the emerging markets—but slowing growth, plus Mideast tensions, could cast a shadow over these regions.

     In this environment, we intend to adhere to the same proven investment principles that have driven our funds’ past success: broad diversification to help reduce risks, an unwavering focus on business fundamentals to seek likely winners and a long-term perspective that preserves the integrity of each fund’s investment approach. Regardless of the short-term movements in the financial markets, these principles—fundamental parts of The Right Way to Invest—should serve investors well in 2001 and beyond.

Sincerely,

/s/ James C. Swain	/s/ Bridget A. Macaskill
James C. Swain	Bridget A. Macaskill
April 23, 2001

These general market views represent opinions of OppenheimerFunds, Inc. and are not intended to predict performance of the securities markets or any particular fund. Specific information that applies to your Fund is contained in the pages that follow. Stocks and bonds have different types of investment risks; for example, stocks are subject to price changes from market volatility and other factors and bonds are subject to credit and interest rate risks.

2 OPPENHEIMER CHAMPION INCOME FUND

AN INTERVIEW WITH YOUR FUND’S MANAGERS

[PHOTO]

Portfolio Management
Team (l to r)
David Negri
Thomas Reedy

Q.  How would you characterize the Fund’s performance during the six-month period that ended March 31, 2001?

A. We are generally pleased with the Fund’s performance in a highly volatile and challenging environment for high yield bonds. By maintaining our disciplined focus on maximizing total return while carefully controlling credit risks, we succeeded in outperforming our benchmark, the Lehman Bros. Corporate Bond Index. We also outperformed most of our peers, with the Fund’s Class A shares ranking in the top quartile of the high current yield funds category for the 3- and 5-year periods that ended March 31, 2001, as tracked by Lipper Inc.1

What made this such a challenging period for the high yield market?

At the beginning of the period, the high yield market suffered from concerns over rising default rates and weak equity markets. The slowdown in the overall U.S. economy led investors to expect higher default rates in those industries seen as most vulnerable, including telecommunications, automotive, metals and paper. Investors were also concerned that a decline in the availability of capital would hurt growth companies that depend on access to capital to fund expansion and debt payments. As fears grew that the economy might slip into recession, bond markets experienced a flight to quality, with demand rising for Treasury instruments and weakening for high yield bonds. High yield bond prices fell, and their yields rose to historically high levels compared to Treasuries.

1. Source of data: Lipper Inc. 3/31/01. Lipper rankings are based on the comparisons between changes in net asset value without considering sales charges, with dividends and capital gains distributions reinvested.The Fund’s Class A shares were ranked 45 of 241 (3-year), 27 of 135 (5-year), and 14 of 53 (10-year) among high current yield funds for the periods ended 3/31/01.

3 OPPENHEIMER CHAMPION INCOME FUND

AN INTERVIEW WITH YOUR FUND’S MANAGERS

“We remained confident in our ability to manage the Fund’s credit risks through disciplined analysis of individual issues and broad portfolio diversification.”

     By early 2001, it had become increasingly clear to most market participants that the Federal Reserve Board (“Fed”) would act aggressively to lower short-term interest rates. Those expectations were met in January when the Fed twice cut rates by 50 basis points, and indicated that further cuts were likely (a third cut materialized in March). However, after a short-lived rebound, confidence in the strength of the overall economy began to fade. This led to renewed concerns late in the period that economic growth would be low throughout 2001 and high yield bonds declined in price.

How did you manage the Fund in light of these conditions?

Experience has taught us that the best opportunities for long-term investment generally coincide with periods of low valuations and high levels of investor pessimism. Consequently, we took advantage of declines in the high yield market during October and November 2000 to increase our exposure to “distressed” high yield securities, many of which had traded down to levels suggestive of imminent bankruptcy. Although we expected default rates to increase substantially as the economy slowed, we believed that high yield bond prices had declined more drastically than conditions warranted. We also remained confident in our ability to manage the Fund’s credit risks through disciplined analysis of individual issues and broad portfolio diversification.

     Our strategy proved effective. When high yield markets rebounded in early 2001, the Fund benefited more strongly than most of its counterparts. Virtually all of the Fund’s superior performance, relative to its benchmark and its peers, occurred during the last three months of the period. As high yield bond prices rose in 2001, we adopted a more cautious position, taking profits in some of our best performers and reducing our exposure to the highest risk credits.

4 OPPENHEIMER CHAMPION INCOME FUND

Average Annual
Total Returns with
Sales Charge
For the Periods Ended 3/31/01[2]
Class A
1-Year	5-Year	10-Year

–3.74%	4.67%	9.34%
Class B		Since
1-Year	5-Year	Inception

–4.35%	4.60%	5.48%
Class C		Since
1-Year	5-Year	Inception

–0.65%	4.91%	5.62%

Standardized Yields[3]
For the 30 Days Ended 3/31/01

Class A		10.64%

Class B		10.55

Class C		10.54

Which industries and sectors contributed most to the Fund’s performance?

In late 2000, anticipating a more favorable interest rate environment, we added to the Fund’s positions in telecommunications and technology. Falling interest rates tend to increase the availability of capital, and these two sectors are heavily dependent on access to capital for debt payments and expansion. On the other hand, we generally de-emphasized other high-risk industries, such as steel and automotive, which suffered from deteriorating business fundamentals and high default rates.

     Within telecommunications, we avoided the riskiest, most capital-dependent companies, focusing instead on relatively mature wireless infrastructure companies, such as transmission tower owner/operators Crown Castle International Corp. and SBA Communications Corp. These securities performed strongly during the high yield rally in early 2001. Throughout the period, we also maintained the Fund’s overweighted position in energy-related issues, which benefited from high energy prices.

What is your outlook over the coming months?

The economic environment remains uncertain. Slowing growth is balanced by a number of encouraging economic indicators, including falling interest rates, rising new home sales, steady employment rates, rising wages and strong retail sales.

     We believe these conditions favor securities in the middle of the credit-risk range, which is the area where we usually find the best balance of risks and rewards. The high yield market has already discounted current positive economic factors, reducing the rewards associated with the highest risk investments. At the same time, most of the sector’s lowest risk investments offer only modest yields that we do not believe represent good values. Accordingly, we have adjusted the Fund’s credit-risk profile in hopes of avoiding most of the sector’s highest and lowest risk investments.

2.	See page 7 for further details.
3.	Standardized yield is based on net investment income for the 30-day period ended March 31, 2001. Falling share prices will tend to artificially raise yields.

5 OPPENHEIMER CHAMPION INCOME FUND

AN INTERVIEW WITH YOUR FUND’S MANAGERS

Credit Allocation4

[GRAPH]

AA	0.2%
A	2.0
BBB	2.0
BB	16.2
B	59.9
CCC	7.1
CC	0.6
C	0.8
Other
Securities	11.2

     We continue to concentrate on businesses that we believe will hold up well in an economic downturn in industries such as energy, cable and mobile communications. We also continue to depend on intensive, bottom-up research in seeking to minimize the risks of default and to maximize returns. Our disciplined approach to balancing the risks and rewards of high yield bond investing is what makes Oppenheimer Champion Income Fund part of The Right Way to Invest.

Top Five Holdings by Issuer[5]

Treasury Repo	8.3%

Charter Communications Holdings LLC	1.9

NTL, Inc.	1.7

VoiceStream Wireless Corp.	1.7

Allied Waste North America, Inc.	1.6

4. Portfolio data is subject to change. Percentages are as of March 31, 2001, and are dollar-weighted based on total market value of investments. Securities rated by any rating organization are included in the equivalent Standard & Poor’s rating category. Average credit quality and allocation include rated securities and those not rated by a national rating organization (currently 3.17% of total investments) but which the ratings given above have been assigned by the Manager for internal purposes as being comparable, in the Manager’s judgment, to securities rated by a rating agency in the same category.

5. Portfolio is subject to change. Percentages are as of March 31, 2001, and are based on total market value of investments.

6 OPPENHEIMER CHAMPION INCOME FUND

NOTES

In reviewing performance and rankings, please remember that past performance does not guarantee future results. Investment return and principal value of an investment in the Fund will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than the original cost. Because of ongoing market volatility, the Fund’s performance may be subject to fluctuations and current performance may be less than the results shown. For updates on the Fund’s performance, please contact your financial advisor, call us at 1.800.525.7048 or visit our website at www.oppenheimerfunds.com.

Total returns include changes in share price and reinvestment of dividends and capital gains distributions in a hypothetical investment for the periods shown. Cumulative total returns are not annualized. The Fund’s total returns shown do not show the effects of income taxes on an individual’s investment. Taxes may reduce your actual investment returns on income or gains paid by the Fund or any gains you may realize if you sell your shares.

Class A shares were first publicly offered on 11/16/87. Unless otherwise noted, Class A returns include the current maximum initial sales charge of 4.75%.

Class B shares of the Fund were first publicly offered on 10/2/95. Unless otherwise noted, Class B returns include the applicable contingent deferred sales charge of 5% (1-year), 2% (5-year) and 1% (since inception). Class B shares are subject to an annual 0.75% asset-based sales charge.

Class C shares of the Fund were first publicly offered on 12/1/93. Unless otherwise noted, Class C returns include the contingent deferred sales charge of 1% for the one-year period. Class C shares are subject to an annual 0.75% asset-based sales charge.

Class N shares of the Fund were first publicly offered on 3/1/01. For this reason, no performance information on Class N shares is included in this report. Class N shares are offered only through retirement plans. Class N shares are subject to an annual 0.25% asset-based sales charge.

An explanation of the different calculations of performance is in the Fund’s Statement of Additional Information.

7 OPPENHEIMER CHAMPION INCOME FUND

STATEMENT OF INVESTMENTS March 31, 2001 / Unaudited

	Principal	Market Value
	Amount	See Note 1

Asset-Backed Securities—0.1%
LBFTC I, Home Equity Collateralized Mtg. Obligations,
Series 2000-1A, Cl. D, 10%, 2/25/30[1]	$475,586	$467,561

NC Finance Trust, Collateralized Mtg. Obligations, Series 1999-I,
Cl. ECFD, 8.75%, 12/25/28	1,029,894	935,917

Salomon Brothers Mortgage Securities VII, Commercial Mtg.
Pass-Through Certificates, Series 1998-1A, 5%, 11/25/27[2]	10,803	10,763

Total Asset-Backed Securities (Cost $1,501,200)		1,414,241

Corporate Loans—0.3%
Telergy, Inc., Sr. Sec. Credit Facilities Term Loan, Tranche A,
11.30%, 12/22/01[2,3] (Cost $3,998,615)	4,045,413	4,045,414

Mortgage-Backed Obligations—1.4%
AMRESCO Commercial Mortgage Funding I Corp., Multiclass Mtg.
Pass-Through Certificates, Series 1997-C1, Cl. H, 7%, 6/17/29[2]	360,000	291,642

Asset Securitization Corp., Commercial Mtg. Pass-Through Certificates:
Series 1997-D4, Cl. B3, 7.525%, 4/14/29[3]	1,500,000	1,105,430
Series 1997-D5, Cl. B2, 6.93%, 2/14/41	3,800,000	1,791,937

CBA Mortgage Corp., Commercial Mtg. Pass-Through Certificates,
Series 1993-C1, Cl. E, 6.72%, 12/25/03[2,3]	622,000	577,877

First Chicago/Lennar Trust 1, Commercial Mtg. Pass-Through
Certificates, Series 1997-CHL1, Cl. E, 8.141%, 2/25/11[2,3]	4,000,000	3,045,000

First Union-Lehman Brothers Commercial Mortgage Trust,
Commercial Mtg. Pass-Through Certificates, Series 1997-C2,
Cl. F, 7.50%, 9/18/15	3,400,000	2,814,562

GMAC Commercial Mortgage Securities, Inc., Commercial Mtg.
Pass-Through Certificates, Series 1997-C22, Cl. F, 6.75%, 4/16/29	2,000,000	1,243,906

Goldman Sachs Asset Management, Sub. Collateralized Bond
Obligations, Series 1A, Cl. D, 12.54%, 6/13/11	2,000,000	1,998,750

Morgan Stanley Capital I, Inc., Commercial Mtg. Pass-Through Certificates:
Series 1997-RR, Cl. D, 7.771%, 4/30/39[2]	2,000,107	1,657,589
Series 1997-RR, Cl. F, 7.771%, 4/30/39[2]	5,000,269	3,103,292
Series 1997-XL1, Cl. G, 7.695%, 10/3/30[2]	1,200,000	1,080,188

Mortgage Capital Funding, Inc., Commercial Mtg. Pass-Through
Certificates, Series 1997-MC1, Cl. F, 7.452%, 5/20/07[2]	600,000	525,563

Resolution Trust Corp., Commercial Mtg. Pass-Through Certificates:
Series 1994-C2, Cl. E, 8%, 4/25/25	361,781	359,464
Series 1995-C1, Cl. F, 6.90%, 2/25/27	126,859	120,953

Salomon Brothers Mortgage Securities VII, Commercial Mtg.
Pass-Through Certificates, Series 1996-C1, Cl. E, 8.896%, 1/20/28[3]	704,000	687,720

Total Mortgage-Backed Obligations (Cost $24,125,039)		20,403,873

Foreign Government Obligations—0.0%
Perusahaan Listr Nts., 17%, 8/21/01 [IDR] (Cost $318,480)	1,000,000,000	91,193

8 OPPENHEIMER CHAMPION INCOME FUND

	Principal	Market Value
	Amount	See Note 1

Loan Participations—1.0%
Bank Rakyat Loan Participation Nts.:
Series 3 yr., 10.094%, 8/25/01[2,3]	$2,000,000	$1,970,000
Series 4 yr., 10.344%, 8/25/02[2,3]	500,000	481,875

Shoshone Partners Loan Trust Sr. Nts., 7.318%, 4/28/02
(representing a basket of reference loans and a total return
swap between Chase Manhattan Bank and the Trust)[2,3]	16,600,000	12,274,003

Total Loan Participations (Cost $18,936,241)		14,725,878

Corporate Bonds and Notes—81.5%

Aerospace/Defense—0.9%
BE Aerospace, Inc., 9.50% Sr. Unsec. Sub. Nts., 11/1/08	3,700,000	3,801,750

Decrane Aircraft Holdings, Inc., 12% Sr. Unsec. Sub. Nts.,
Series B, 9/30/08	3,450,000	3,329,250

Fairchild Corp., 10.75% Sr. Unsec. Sub. Nts., 4/15/09	5,750,000	4,571,250

SC International Services, Inc., 9.25% Sr. Sub. Nts., Series B, 9/1/07	1,000,000	1,035,000

		12,737,250

Chemicals—3.1%
Avecia Group plc, 11% Sr. Unsec. Nts., 7/1/09	4,000,000	4,240,000

ClimaChem, Inc., 10.75% Sr. Unsec. Nts., Series B, 12/1/07[2]	2,000,000	630,000

Georgia Gulf Corp., 10.375% Sr. Unsec. Sub. Nts., 11/1/07	2,400,000	2,508,000

Huntsman Corp./ICI Chemical Co. plc:
10.125% Sr. Unsec. Sub. Nts., 7/1/09	1,700,000	1,759,500
10.125% Sr. Unsec. Sub. Nts., 7/1/09[EUR]	4,000,000	3,597,880
Zero Coupon 13.09%, Sr. Unsec. Disc. Nts., 12/31/09[4]	10,000,000	3,350,000

Lyondell Chemical Co.:
9.625% Sr. Sec. Nts., Series A, 5/1/07	3,700,000	3,811,000
9.875% Sec. Nts., Series B, 5/1/07	2,500,000	2,575,000
10.875% Sr. Sub. Nts., 5/1/09	1,500,000	1,522,500

NL Industries, Inc., 11.75% Sr. Sec. Nts., 10/15/03	6,369,000	6,496,380

PCI Chemicals Canada, Inc., 9.25% Sec. Nts., 10/15/07	50,000	19,750

Pioneer Americas Acquisition Corp., 9.25% Sr. Nts., 6/15/07[2,5,6]	4,000,000	980,000

PMD Group, Inc., 11% Sr. Sub. Nts., 2/28/11[1]	3,800,000	3,971,000

Polymer Group, Inc., 9% Sr. Unsec. Sub. Nts., Series B, 7/1/07	4,000,000	1,940,000

Royster-Clark, Inc., 10.25% First Mtg. Nts., 4/1/09	1,500,000	1,207,500

Sterling Chemicals, Inc.:
11.25% Sr. Sub. Nts., Series A, 4/1/07	1,000,000	467,500
11.75% Sr. Unsec. Sub. Nts., 8/15/06	4,500,000	2,103,750
12.375% Sr. Sec. Nts., Series B, 7/15/06	4,500,000	4,207,500

		45,387,260

Consumer Non-Durables—1.6%
AKI Holdings Corp., 0%/13.50% Sr. Disc. Debs., 7/1/09[7]	1,350,000	514,687

AKI, Inc., 10.50% Sr. Unsec. Nts., 7/1/08	3,600,000	3,258,000

9 OPPENHEIMER CHAMPION INCOME FUND

STATEMENT OF INVESTMENTS Unaudited / Continued

	Principal	Market Value
	Amount	See Note 1

Consumer Non-Durables Continued
Boyds Collection Ltd. (The), 9% Sr. Unsec. Sub. Nts.,
Series B, 5/15/08	$2,288,000	$2,139,280

Galey & Lord, Inc., 9.125% Sr. Unsec. Sub. Nts., 3/1/08	3,400,000	2,193,000

Globe Manufacturing Corp., 10% Sr. Unsec. Sub. Nts.,
Series B, 8/1/08[5,6]	4,300,000	430

Holmes Products Corp.:
9.875% Sr. Sub. Nts., Series C, 11/15/07	1,000,000	405,000
9.875% Sr. Unsec. Sub. Nts., Series B, 11/15/07	2,575,000	1,042,875

Levi Strauss & Co., 11.625% Sr. Nts., 1/15/08[1]	3,300,000	3,399,000

Revlon Consumer Products Corp., 9% Sr. Nts., 11/1/06	6,800,000	4,930,000

Salton, Inc., 10.75% Sr. Unsec. Sub. Nts., 12/15/05	6,000,000	5,745,000

Styling Technology Corp., 10.875% Sr. Unsec. Sub. Nts., 7/1/08[5,6]	2,815,000	42,225

		23,669,497

Energy—5.9%
AEI Resources, Inc., 11.50% Sr. Sub. Nts., 12/15/06[2,5,6]	2,500,000	137,500

Belden & Blake Corp., 9.875% Sr. Sub. Nts., 6/15/07	2,000,000	1,650,000

BRL Universal Equipment, 8.875% Sr. Sec. Nts., 2/15/08[1]	2,000,000	2,075,000

Chesapeake Energy Corp.:
9.125% Sr. Unsec. Nts., 4/15/06	3,330,000	3,496,500
9.625% Sr. Unsec. Nts., Series B, 5/1/05	5,000,000	5,475,000

Clark Refinancing & Marketing, Inc., 8.875% Sr. Sub. Nts., 11/15/07	4,900,000	2,817,500

Denbury Management, Inc., 9% Sr. Sub. Nts., 3/1/08	1,250,000	1,200,000

Empresa Electrica del Norte Grande SA, 10.50% Sr. Debs., 6/15/05[1]	3,800,000	1,149,500

Frontier Oil Corp., 11.75% Sr. Nts., 11/15/09	5,600,000	5,866,000

Gothic Production Corp., 11.125% Sr. Sec. Nts., Series B, 5/1/05	10,000,000	10,900,000

Grant Geophysical, Inc., 9.75% Sr. Unsec. Nts., Series B, 2/15/08	1,985,000	1,161,225

Leviathan Gas Pipeline Partners LP/Leviathan Finance Corp.,
10.375% Sr. Unsec. Sub. Nts., Series B, 6/1/09	2,150,000	2,311,250

Nuevo Energy Co., 9.375% Sr. Sub. Nts., 10/1/10[1]	2,800,000	2,751,000

Ocean Rig Norway AS, 10.25% Sr. Sec. Nts., 6/1/08	4,600,000	3,818,000

P&L Coal Holdings Corp., 9.625% Sr. Sub. Nts., Series B, 5/15/08	5,000,000	5,275,000

Parker Drilling Co., 9.75% Sr. Unsec. Nts., Series D, 11/15/06	1,500,000	1,552,500

Pogo Producing Co., 8.75% Sr. Sub. Nts., Series B, 5/15/07	1,330,000	1,349,950

R&B Falcon Corp., 12.25% Sr. Unsec. Nts., 3/15/06	5,750,000	7,466,984

RAM Energy, Inc., 11.50% Sr. Unsec. Nts., 2/15/08	8,920,000	7,057,950

RBF Finance Co.:
11% Sr. Sec. Nts., 3/15/06	5,000,000	6,220,845
11.375% Sr. Sec. Nts., 3/15/09	2,000,000	2,452,226

Statia Terminals International NV/Statia Terminals (Canada), Inc.,
11.75% First Mtg. Nts., Series B, 11/15/03	1,050,000	1,081,500

Stone Energy Corp., 8.75% Sr. Sub. Nts., 9/15/07	2,405,000	2,453,100

Universal Compression Holdings, Inc., 0%/9.875% Sr. Disc. Nts., 2/15/08[7]	8,000,000	6,950,000

		86,668,530

10 OPPENHEIMER CHAMPION INCOME FUND

	Principal	Market Value
	Amount	See Note 1

Financial—1.3%
Americredit Corp., 9.875% Gtd. Sr. Nts., 4/15/06	$3,000,000	$2,985,000

AMRESCO, Inc., 9.875% Sr. Sub. Nts., Series 98-A, 3/15/05	4,000,000	2,190,000

Bank Plus Corp., 12% Sr. Nts., 7/18/07	578,000	528,870

Finova Capital Corp., 7.25% Nts., 11/8/04[6,8]	3,250,000	2,769,162

LaBranche & Co., Inc., 12% Sr. Unsec. Sub. Nts., 3/2/07[2]	2,500,000	2,812,500

Lomas Financial Corp., 9% Cv. Sr. Nts., 10/31/03[2,5,6]	600,000	—

Parametric RE Ltd., 11.01% Nts., 11/19/07[1,3]	600,000	611,699

Saul (B.F.) Real Estate Investment Trust, 9.75% Sr. Sec. Nts., Series B, 4/1/08	8,000,000	7,480,000

		19,377,231

Food & Drug—1.0%
Family Restaurants, Inc.:
9.75% Sr. Nts., 2/1/02[2,5,6]	6,690,000	735,900
10.875% Sr. Sub. Disc. Nts., 2/1/04[5,6]	400,000	64,000

Fleming Cos., Inc.:
10.125% Sr. Nts., 4/1/08[1]	3,000,000	3,105,000
10.625% Sr. Sub. Nts., Series B, 7/31/07	5,000,000	5,075,000

Pantry, Inc. (The), 10.25% Sr. Sub. Nts., 10/15/07	1,875,000	1,851,562

Rite Aid Corp., 10.50% Sr. Sec. Nts., 9/15/02[1]	3,000,000	2,842,500

Shoppers Food Warehouse Corp., 9.75% Sr. Nts., 6/15/04	1,260,000	1,317,399

		14,991,361

Food/Tobacco—1.7%
Aurora Foods, Inc., 8.75% Sr. Sub. Nts., Series B, 7/1/08	3,000,000	2,362,500

Canandaigua Brands, Inc., 8.50% Sr. Unsec. Sub. Nts., 3/1/09	1,500,000	1,515,000

Cott Corp., 9.375% Sr. Nts., 7/1/05	3,885,000	3,914,137

Del Monte Foods Co., 0%/12.50% Sr. Disc. Nts., Series B, 12/15/07[7]	2,251,000	1,969,625

Michael Foods, 11.75% Sr. Sub. Nts., 4/1/11[1]	2,000,000	2,050,000

New World Pasta Co., 9.25% Sr. Nts., 2/15/09	500,000	275,000

Packaged Ice, Inc., 9.75% Sr. Unsec. Nts., Series B, 2/1/05	7,115,000	6,190,050

Sparkling Spring Water Group Ltd., 11.50% Sr. Sec. Sub. Nts., 11/15/07	4,025,000	3,018,750

Winn-Dixie Stores, Inc., 8.875% Sr. Nts., 4/1/08	4,000,000	4,035,000

		25,330,062

Forest Products/Containers—3.1%
Ainsworth Lumber, Inc., 12.50% Sr. Nts., 7/15/07[9]	1,750,000	1,496,250

American Pad & Paper Co., 13% Sr. Sub. Nts., Series B, 11/15/05[2,5,6]	1,500,000	37,500

Ball Corp.:
7.75% Sr. Unsec. Nts., 8/1/06	1,500,000	1,528,125
8.25% Sr. Unsec. Sub. Nts., 8/1/08	2,100,000	2,147,250

Doman Industries Ltd., 8.75% Sr. Nts., 3/15/04	9,000,000	5,085,000

Gaylord Container Corp., 9.75% Sr. Unsec. Nts., Series B, 6/15/07	1,500,000	1,020,000

Packaging Corp. of America, 9.625% Sr. Unsec. Sub. Nts., 4/1/09	1,750,000	1,881,250

11 OPPENHEIMER CHAMPION INCOME FUND

STATEMENT OF INVESTMENTS Unaudited / Continued

	Principal	Market Value
	Amount	See Note 1

Forest Products/Containers Continued
Repap New Brunswick, Inc.:
9% First Priority Sr. Sec. Nts., 6/1/04	$1,100,000	$1,160,500
10.625% Second Priority Sr. Sec. Nts., 4/15/05	4,000,000	4,126,400
11.50% Sr. Sec. Nts., 6/1/04	2,000,000	2,260,000

Riverwood International Corp.:
10.625% Sr. Unsec. Nts., 8/1/07	2,500,000	2,575,000
10.875% Sr. Sub. Nts., 4/1/08	4,450,000	4,249,750

SD Warren Co., 14% Unsec. Nts., 12/15/06[9]	5,946,703	6,452,173

Stone Container Corp.:
9.25% Sr. Nts., 2/1/08[1]	3,000,000	3,060,000
9.75% Sr. Nts., 2/1/11[1]	5,000,000	5,125,000

U.S. Timberlands Co. LP, 9.625% Sr. Nts., 11/15/07	4,500,000	3,622,500

		45,826,698

Gaming/Leisure—5.4%
Capital Gaming International, Inc., 11.50% Promissory Nts., 8/1/1995[2,5,6]	7,500	—

Capstar Hotel Co., 8.75% Sr. Sub. Nts., 8/15/07	350,000	339,500

Choctaw Resort Development Enterprise, 9.25% Sr. Nts., 4/1/09[1]	3,000,000	3,063,750

Coast Hotel & Casinos, Inc., 9.50% Sr. Unsec. Sub. Nts., 4/1/09	1,750,000	1,782,812

Florida Panthers Holdings, Inc., 9.875% Sr. Sub. Nts., 4/15/09	4,100,000	4,120,500

HMH Properties, Inc., 8.45% Sr. Nts., Series C, 12/1/08	1,000,000	985,000

Hollywood Casino Corp., 11.25% Sr. Sec. Nts., 5/1/07	3,600,000	3,834,000

Hollywood Park, Inc., 9.25% Sr. Unsec. Sub. Nts., Series B, 2/15/07	3,550,000	3,501,187

Horseshoe Gaming LLC:
8.625% Sr. Sub. Nts., 5/15/09	3,000,000	2,992,500
9.375% Sr. Sub. Nts., 6/15/07	5,100,000	5,278,500

Intrawest Corp., 9.75% Sr. Nts., 8/15/08	7,145,000	7,252,175

Jupiters Ltd., 8.50% Sr. Unsec. Nts., 3/1/06	3,725,000	3,715,687

Mandalay Resort Group, 10.25% Sr. Unsec. Sub. Nts., Series B, 8/1/07	8,000,000	8,280,000

Meristar Hospitality Corp.:
8.75% Sr. Unsec. Sub. Nts., 8/15/07	2,000,000	1,910,000
9.125% Sr. Nts., 1/15/08[1]	3,000,000	3,045,000
9.125% Sr. Nts., 1/15/11[1]	1,000,000	1,025,000

MGM Mirage, 8.375% Sr. Unsec. Sub. Nts., 2/1/11	4,000,000	4,040,000

Mohegan Tribal Gaming Authority, 8.75% Sr. Unsec. Sub. Nts., 1/1/09	4,850,000	5,001,562

Premier Cruise Ltd., 11% Sr. Nts., 3/15/08[2,5,6]	3,900,000	—

Premier Parks, Inc.:
0%/10% Sr. Disc. Nts., 4/1/08[7]	1,970,000	1,556,300
9.25% Sr. Nts., 4/1/06	1,595,000	1,618,925
9.75% Sr. Nts., 6/15/07	3,750,000	3,871,875

Six Flags Entertainment Corp., 8.875% Sr. Nts., 4/1/06	1,900,000	1,919,000

Station Casinos, Inc.:
9.75% Sr. Sub. Nts., 4/15/07	3,650,000	3,759,500
9.875% Sr. Unsec. Sub. Nts., 7/1/10	1,700,000	1,776,500
10.125% Sr. Sub. Nts., 3/15/06	1,605,000	1,667,194

12 OPPENHEIMER CHAMPION INCOME FUND

	Principal	Market Value
	Amount	See Note 1

Gaming/Leisure Continued
Venetian Casino Resort LLC/Las Vegas Sands, Inc.,
12.25% Mtg. Nts., 11/15/04	$2,800,000	$2,905,000

		79,241,467

Healthcare—2.3%
Advance PCS, 8.50% Sr. Nts., 4/1/08[1]	1,500,000	1,530,000

Charles River Laboratories International, Inc., 13.50% Sr. Sub. Nts.,
Series B, 10/1/09	2,925,000	3,349,125

Fresenius Medical Care Capital Trust II, 7.875% Nts., 2/1/08	4,350,000	4,230,375

ICN Pharmaceuticals, Inc.:
8.75% Sr. Nts., 11/15/08[1]	3,000,000	2,985,000
9.75% Sr. Nts., 11/15/08[1]	3,595,000	3,568,037

King Pharmaceuticals, Inc., 10.75% Sr. Unsec. Sub. Nts., 2/15/09	3,306,000	3,545,685

Magellan Health Services, Inc., 9% Sr. Sub. Nts., 2/15/08	6,500,000	6,093,750

Tenet Healthcare Corp.:
8% Sr. Nts., 1/15/05	125,000	128,906
8.125% Sr. Unsec. Sub. Nts., Series B, 12/1/08	750,000	774,375
8.625% Sr. Sub. Nts., 1/15/07	2,500,000	2,606,250
9.25% Sr. Nts., 9/1/10	2,150,000	2,389,188

Unilab Finance Corp., 12.75% Sr. Sub. Nts., 10/1/09	2,000,000	2,235,000

		33,435,691

Housing—2.3%
D.R. Horton, Inc.:
8% Sr. Nts., 2/1/09	3,500,000	3,412,500
9.375% Sr. Unsec. Sub. Nts., 3/15/11	2,000,000	1,990,000
9.75% Sr. Sub. Nts., 9/15/10	5,800,000	5,887,000

Del Webb Corp., 10.25% Sr. Unsec. Sub. Nts., 2/15/10	3,500,000	3,430,000

KB Home, 9.50% Sr. Unsec. Sub. Nts., 2/15/11	8,000,000	7,940,000

Nortek, Inc.:
9.125% Sr. Unsec. Nts., Series B, 9/1/07	4,400,000	4,323,000
9.25% Sr. Nts., Series B, 3/15/07	3,000,000	2,970,000

Tenneco, Inc., 11.625% Sr. Unsec. Sub. Nts., Series B, 10/15/09	5,100,000	1,810,500

WCI Communities, Inc., 10.625% Sr. Sub. Nts., 2/15/11[1]	1,800,000	1,867,500

		33,630,500

Information Technology—2.8%
Amkor Technology, Inc.:
9.25% Sr. Nts., 2/15/08[1]	4,000,000	3,820,000
9.25% Sr. Unsec. Nts., 5/1/06	4,500,000	4,297,500
10.50% Sr. Unsec. Sub. Nts., 5/1/09	2,000,000	1,930,000

ASAT Finance LLC, 12.50% Sr. Unsec. Nts., 11/1/06	1,300,000	1,296,750

Cherokee International LLC, 10.50% Sr. Unsec. Sub. Nts., Series B, 5/1/09	5,000,000	4,000,000

Chippac International Ltd., 12.75% Sr. Unsec. Sub. Nts., Series B, 8/1/09	2,000,000	1,800,000

Communications & Power Industries, Inc., 12% Sr. Sub. Nts., Series B, 8/1/05	802,000	501,250

13 OPPENHEIMER CHAMPION INCOME FUND

STATEMENT OF INVESTMENTS Unaudited / Continued

	Principal	Market Value
	Amount	See Note 1

Information Technology Continued
Dyncorp, Inc., 9.50% Sr. Sub. Nts., 3/1/07	$2,150,000	$1,948,438

Fairchild Semiconductor Corp.:
10.375% Sr. Unsec. Nts., 10/1/07	5,275,000	5,024,438
10.50% Sr. Sub. Nts., 2/1/09[1]	4,325,000	4,173,625

Fisher Scientific International, Inc.:
9% Sr. Unsec. Sub. Nts., 2/1/08	4,190,000	4,200,475
9% Sr. Unsec. Sub. Nts., 2/1/08	1,060,000	1,062,650

Flextronics International Ltd., 9.875% Sr. Unsec. Sub. Nts., 7/1/10	3,800,000	3,686,000

Seagate Technology International, Inc., 12.50% Sr. Unsec. Sub. Nts., 11/15/07[1]	3,000,000	3,000,000

		40,741,126

Manufacturing—2.1%
Actuant Corp., 13% Sr. Sub. Nts., 5/1/09	2,500,000	2,462,500

Blount, Inc., 13% Sr. Sub. Nts., 8/1/09	2,250,000	1,338,750

Burke Industries, Inc., 10% Sr. Sub. Nts., 8/15/07	1,125,000	275,625

Eagle-Picher Industries, Inc., 9.375% Sr. Unsec. Sub. Nts., 3/1/08	1,500,000	757,500

Grove Worldwide LLC, 9.25% Sr. Sub. Nts., 5/1/08	9,693,000	726,975

Hydrochem Industrial Services, Inc., 10.375% Sr. Sub. Nts., 8/1/07	2,000,000	1,610,000

Insilco Corp., 12% Sr. Sub. Nts., 8/15/07	6,500,000	5,882,500

International Wire Group, Inc., 11.75% Sr. Sub. Nts., Series B, 6/1/05	3,720,000	3,738,600

Jordan Industries, Inc.:
10.375% Sr. Nts., Series B, 8/1/07[2]	250,000	213,750
10.375% Sr. Unsec. Nts., Series D, 8/1/07	3,000,000	2,565,000

Moll Industries, Inc., 10.50% Sr. Unsec. Sub. Nts., 7/1/08	1,000,000	375,000

Park-Ohio Industries, Inc., 9.25% Sr. Sub. Nts., 12/1/07[2]	2,100,000	1,596,000

Roller Bearing Co. of America, Inc., 9.625% Sr. Sub. Nts., Series B, 6/15/07	3,385,000	3,097,275

Terex Corp.:
8.875% Sr. Unsec. Sub. Nts., 4/1/08	700,000	661,500
8.875% Sr. Unsec. Sub. Nts., Series C, 4/1/08	2,000,000	1,890,000
10.375% Sr. Sub. Nts., 4/1/11[1]	3,000,000	3,045,000

Unifrax Investment Corp., 10.50% Sr. Nts., 11/1/03	1,075,000	972,875

		31,208,850

Media/Entertainment: Broadcasting—1.4%
Allbritton Communications Co., 8.875% Sr. Sub. Nts., Series B, 2/1/08	1,250,000	1,246,875

AMFM Operating, Inc., 12.625% Sr. Sub. Debs., Series E, 10/31/06[9]	463,800	513,659

Citadel Broadcasting Co., 9.25% Sr. Unsec. Sub. Nts., 11/15/08	1,500,000	1,612,500

Cumulus Media, Inc., 10.375% Sr. Unsec. Sub. Nts., 7/1/08	2,400,000	2,256,000

Emmis Communications Corp., 8.125% Sr. Unsec. Sub. Nts., Series B, 3/15/09	4,000,000	3,850,000

Paxson Communications Corp., 11.625% Sr. Sub. Nts., 10/1/02	2,500,000	2,562,500

Radio One, Inc., 12% Sr. Sub. Nts., Series B, 5/15/04	1,000,000	1,055,000

Sinclair Broadcast Group, Inc., 9% Sr. Unsec. Sub. Nts., 7/15/07	1,000,000	917,500

Spanish Broadcasting System, Inc., 9.625% Sr. Sub. Nts., 11/1/09	5,500,000	5,060,000

14 OPPENHEIMER CHAMPION INCOME FUND

	Principal	Market Value
	Amount	See Note 1

Media/Entertainment: Broadcasting Continued
Young Broadcasting, Inc., 8.75% Sr. Sub. Debs., 6/15/07	$2,200,000	$2,035,000

		21,109,034

Media/Entertainment: Cable/Wireless Video—9.1%
Adelphia Communications Corp.:
7.875% Sr. Unsec. Nts., 5/1/09	2,240,000	2,060,800
8.125% Sr. Nts., Series B, 7/15/03	5,000,000	4,887,500
10.875% Sr. Unsec. Nts., 10/1/10	2,250,000	2,396,250

Charter Communications Holdings LLC/Charter Communications
Holdings Capital Corp.:
0%/9.92% Sr. Unsec. Disc. Nts., 4/1/11[7]	14,150,000	9,940,375
8.25% Sr. Unsec. Nts., 4/1/07	2,000,000	1,922,500
10.75% Sr. Unsec. Nts., 10/1/09	12,000,000	12,840,000
11.125% Sr. Unsec. Nts., 1/15/11	2,000,000	2,145,000

Classic Cable, Inc., 10.50% Sr. Sub. Nts., 3/1/10	5,175,000	3,130,875

Diamond Cable Communications plc, 0%/10.75% Sr. Disc. Nts., 2/15/07[7]	2,050,000	1,476,000

Diamond Holdings plc, 9.125% Sr. Nts., 2/1/08	800,000	656,000

Diva Systems Corp., 0%/12.625% Sr. Disc. Nts., Series B, 3/1/08[7]	2,400,000	612,000

EchoStar Broadband Corp., 10.375% Sr. Unsec. Nts., 10/1/07	16,000,000	16,400,000

EchoStar DBS Corp., 9.375% Sr. Unsec. Nts., 2/1/09	10,250,000	10,326,875

EchoStar II Sinking Fund, 8.25% Bonds, 11/9/01[2]	257,048	257,048

Insight Communications Co., Inc., 0%/12.25% Sr. Disc. Nts., 2/15/11[1,7]	4,000,000	2,210,000

Insight Midwest LP/Insight Capital, Inc., 9.75% Sr. Nts., 10/1/09	2,000,000	2,090,000

Mediacom LLC/Mediacom Capital Corp., 9.50% Sr. Nts., 1/15/13[1]	4,600,000	4,519,500

NTL Communications Corp.:
0%/9.75% Sr. Unsec. Nts., Series B, 4/15/09[7] [GBP]	14,625,000	9,876,372
0%/12.375% Sr. Unsec. Nts., Series B, 10/1/08[7]	4,200,000	2,457,000
9.875% Sr. Unsec. Nts., Series B, 11/15/09[EUR]	5,200,000	3,792,360
11.50% Sr. Unsec. Nts., Series B, 10/1/08	4,000,000	3,540,000

NTL, Inc.:
0%/9.75% Sr. Deferred Coupon Nts., Series B, 4/1/08[7]	700,000	404,250
0%/10.75% Sr. Unsec. Unsub. Nts., Series B, 4/1/08[7] [GBP]	3,765,000	3,104,566
10% Sr. Nts., Series B, 2/15/07	2,400,000	2,124,000

Telewest Communications plc:
0%/9.25% Sr. Disc. Nts., 4/15/09[7]	8,000,000	4,740,000
0%/9.875% Sr. Disc. Nts., 4/15/09[7] [GBP]	7,200,000	5,706,704
11% Sr. Disc. Debs., 10/1/07	5,675,000	5,589,875
11.25% Sr. Nts., 11/1/08	4,910,000	4,959,100

Telewest Finance (Jersey) Ltd., 6% Cv. Sr. Bonds, 7/7/05[1]	500,000	390,938

United International Holdings, Inc., 0%/10.75% Sr. Disc. Nts.,
Series B, 2/15/08[7]	5,810,000	2,817,850

United Pan-Europe Communications NV:
0%/13.375% Sr. Unsec. Disc. Nts., Series B, 11/1/09[7]	4,800,000	1,704,000
10.875% Sr. Nts., 8/1/09[EUR]	250,000	144,755
10.875% Sr. Unsec. Nts., Series B, 8/1/09	5,500,000	3,712,500
11.25% Sr. Nts., Series B, 11/1/09[EUR]	3,000,000	1,730,430

		134,665,423

15 OPPENHEIMER CHAMPION INCOME FUND

STATEMENT OF INVESTMENTS Unaudited / Continued

	Principal	Market Value
	Amount	See Note 1

Media/Entertainment: Diversified Media—1.9%
Ackerley Group, Inc., 9% Sr. Unsec. Sub. Nts., Series B, 1/15/09	$2,700,000	$2,497,500

AMC Entertainment, Inc., 9.50% Sr. Unsec. Sub. Nts., 2/1/11	8,000,000	6,280,000

Carmike Cinemas, Inc., 9.375% Gtd. Sr. Sub. Nts., Series B, 2/1/09[5,6]	6,750,000	2,126,250

IPC Magazines Group plc:
0%/10.75% Bonds, 3/15/08[7] [GBP]	3,800,000	3,444,068
9.625% Bonds, 3/15/08[GBP]	2,500,000	3,056,655

Mail-Well I Corp., 8.75% Sr. Unsec. Sub. Nts., Series B, 12/15/08	2,000,000	1,710,000

TV Guide, Inc., 8.125% Sr. Unsec. Sub. Nts., 3/1/09	2,600,000	2,557,750

World Color Press, Inc., 7.75% Sr. Unsec. Sub. Nts., 2/15/09	1,500,000	1,491,464

WRC Media, Inc./Weekly Reader Corp./Compass Learning Corp.,
12.75% Sr. Sub. Nts., 11/15/09	5,500,000	4,743,750

		27,907,437

Media/Entertainment: Telecommunications—11.4%
360networks, Inc.:
12% Sr. Unsec. Sub. Nts., 8/1/09	700,000	262,500
13% Sr. Unsec. Nts., 5/1/08[EUR]	1,700,000	559,793
13% Sr. Unsec. Nts., 5/1/08	2,500,000	962,500

Adelphia Business Solutions, Inc., 12% Sr. Sub. Nts., 11/1/07	4,700,000	2,984,500

Allegiance Telecom, Inc., 0%/11.75% Sr. Unsec. Disc. Nts.,
Series B, 2/15/08[7]	7,000,000	4,865,000

COLO.com, Inc., 13.875% Sr. Nts., 3/15/10[1]	3,300,000	577,500

COLT Telecom Group plc:
0%/12% Sr. Unsec. Disc. Nts., 12/15/06[2,7]	2,300,000	2,219,500
7.625% Bonds, 7/31/08[DEM]	6,600,000	2,714,604
10.125% Sr. Nts., 11/30/07[GBP]	2,000,000	2,814,966

Comcast UK Cable Partner Ltd., 11.20% Sr. Unsec. Disc. Debs., 11/15/07	1,600,000	1,448,000

Concentric Network Corp., 12.75% Sr. Unsec. Nts., 12/15/07	2,225,000	1,568,625

Covad Communications Group, Inc., 0%/13.50% Sr. Disc. Nts., 3/15/08[7]	6,400,000	288,000

Diamond Cable Communications plc, 11.75% Sr. Disc. Nts., 12/15/05	10,665,000	9,918,450

Equinix, Inc., 13% Sr. Unsec. Nts., 12/1/07	5,000,000	3,525,000

ESAT Telecom Group plc, 11.875% Sr. Unsec. Unsub. Nts., 11/1/09[EUR]	2,000,000	2,191,878

Exodus Communications, Inc.:
10.75% Sr. Nts., 12/15/09[EUR]	4,000,000	2,678,520
11.25% Sr. Nts., 7/1/08	5,200,000	4,186,000
11.625% Sr. Nts., 7/15/10	6,100,000	4,941,000

FirstWorld Communications, Inc., 0%/13% Sr. Disc. Nts., 4/15/08[7]	4,750,000	973,750

FLAG Telecom Holdings Ltd.:
11.625% Sr. Nts., 3/30/10[EUR]	1,000,000	680,680
11.625% Sr. Unsec. Nts., 3/30/10	1,000,000	765,000

Focal Communications Corp.:
0%/12.125% Sr. Unsec. Disc. Nts., 2/15/08[7]	1,800,000	873,000
11.875% Sr. Unsec. Nts., Series B, 1/15/10	3,100,000	2,123,500

Global Crossing Holdings Ltd.:
8.70% Sr. Nts., 8/1/07[1]	7,400,000	6,808,000
9.625% Sr. Unsec. Nts., 5/15/08	3,500,000	3,316,250

16 OPPENHEIMER CHAMPION INCOME FUND

	Principal	Market Value
	Amount	See Note 1

Media/Entertainment: Telecommunications Continued
Global TeleSystems, Inc., 10.50% Sr. Unsec. Bonds, 12/1/06[EUR]	3,150,000	$849,303

Globix Corp., 12.50% Sr. Unsec. Nts., 2/1/10	5,000,000	1,475,000

Intermedia Communications, Inc.:
0%/12.25% Sr. Disc. Nts., Series B, 3/1/09[7]	7,800,000	5,577,000
8.875% Sr. Nts., 11/1/07	2,000,000	1,970,000

Jazztel plc, 13.25% Sr. Unsec. Nts., 12/15/09[EUR]	5,500,000	3,160,300

KMC Telecom Holdings, Inc., 0%/12.50% Sr. Unsec.
Disc. Nts., 2/15/08[7]	13,800,000	1,242,000

KPNQwest BV, 8.875% Sr. Nts., 2/1/08[2] [EUR]	4,000,000	3,253,120

Level 3 Communications, Inc.:
0%/10.50% Sr. Disc. Nts., 12/1/08[7]	7,500,000	3,637,500
9.125% Sr. Unsec. Nts., 5/1/08	3,750,000	2,681,250
11% Sr. Unsec. Nts., 3/15/08	4,000,000	3,150,000
11.25% Sr. Unsec. Nts., 3/15/10	2,500,000	1,962,500

McLeodUSA, Inc.:
8.125% Sr. Unsec. Nts., 2/15/09	3,800,000	3,192,000
8.375% Sr. Nts., 3/15/08	600,000	511,500
11.375% Sr. Nts., 1/1/09	5,600,000	5,516,000

Metromedia Fiber Network, Inc.:
10% Sr. Nts., 12/15/09	4,500,000	3,757,500
10% Sr. Unsec. Nts., Series B, 11/15/08	5,600,000	4,676,000

Metromedia International Group, Inc., 0%/10.50%
Sr. Unsec. Disc. Nts., 9/30/07[7]	5,349,602	1,203,660

MGC Communications, Inc./Mpower Holding Corp.,
13% Sr. Unsec. Nts., 4/1/10	5,700,000	2,251,500

Netia Holdings BV:
0%/11% Sr. Disc. Nts., 11/1/07[7] [DEM]	2,000,000	614,696
0%/11.25% Sr. Disc. Nts., Series B, 11/1/07[7]	1,970,000	1,250,950

Netia Holdings II BV, 13.125% Sr. Nts., Series B, 6/15/09	5,220,000	4,149,900

NorthPoint Communications Group, Inc., 12.875% Nts., 2/15/10[5,6]	4,600,000	92,000

Ntelos, Inc., 13% Sr. Nts., 8/15/10[2]	5,000,000	3,425,000

OpTel, Inc., 13% Sr. Nts., Series B, 2/15/05[5,6]	5,000,000	2,425,000

Pratama Datakom Asia BV, 12.75% Gtd. Nts., 7/15/05[2,5,6]	4,000,000	410,000

PSINet, Inc.:
10.50% Sr. Unsec. Nts., 12/1/06[EUR]	4,250,000	300,560
11% Sr. Nts., 8/1/09	4,000,000	360,000

RCN Corp.:
0%/9.80% Sr. Disc. Nts., Series B, 2/15/08[7]	2,000,000	450,000
10.125% Sr. Unsec. Nts., 1/15/10	2,200,000	913,000

Rhythms NetConnections, Inc., 14% Sr. Unsec. Nts., Series B, 2/15/10	2,000,000	210,000

RSL Communications plc:
10.50% Sr. Unsec. Nts., 11/5/08[6]	4,000,000	85,000
12.875% Sr. Unsec. Nts., 3/1/10[5,6]	3,300,000	74,250

Tele1 Europe BV, 11.875% Sr. Nts., 12/1/09[EUR]	6,000,000	4,614,480

17 OPPENHEIMER CHAMPION INCOME FUND

STATEMENT OF INVESTMENTS Unaudited / Continued

	Principal	Market Value
	Amount	See Note 1

Media/Entertainment: Telecommunications Continued
Teligent, Inc., 11.50% Sr. Nts., 12/1/07	$2,250,000	$78,750

Time Warner Telecom LLC, 9.75% Sr. Nts., 7/15/08	4,050,000	4,029,750

Time Warner Telecom, Inc., 10.125% Sr. Nts., 2/1/11[1]	5,000,000	5,025,000

Versatel Telecom International NV:
11.25% Sr. Nts., 3/30/10[EUR]	1,800,000	978,588
11.875% Sr. Nts., 7/15/09	3,200,000	1,904,000
11.875% Sr. Nts., 7/15/09[EUR]	1,000,000	530,400

Viatel, Inc., 11.25% Sr. Sec. Nts., 4/15/08	3,200,000	528,000

WAM!NET, Inc., 0%/13.25% Sr. Unsec. Disc. Nts., Series B, 3/1/05[7]	9,000,000	1,485,000

Williams Communications Group, Inc.:
10.875% Sr. Unsec. Nts., 10/1/09	5,500,000	4,042,500
11.70% Sr. Unsec. Nts., 8/1/08	10,000,000	7,850,000

Winstar Communications, Inc., 12.75% Sr. Nts., 4/15/10	4,500,000	1,192,500

XO Communications, Inc.:
9% Sr. Unsec. Nts., 3/15/08	1,700,000	977,500
9.625% Sr. Nts., 10/1/07	4,773,000	2,839,935
10.75% Sr. Unsec. Nts., 11/15/08	4,700,000	2,796,500
10.75% Sr. Unsec. Nts., 6/1/09	1,000,000	595,000

		168,540,908

Media/Entertainment: Wireless Communications—12.1%
AirGate PCS, Inc., 0%/13.50% Sr. Sub. Disc. Nts., 10/1/09[7]	2,400,000	1,464,000

Alamosa Delaware, Inc., 12.50% Sr. Nts., 2/1/11[1]	4,000,000	3,990,000

American Cellular Corp., 9.50% Sr. Unsec. Sub. Nts., 10/15/09[1]	4,000,000	3,880,000

American Tower Corp., 9.375% Sr. Nts., 2/1/09[1]	14,000,000	13,475,000

CellNet Data Systems, Inc., 0%/14% Sr. Unsec. Disc. Nts., 10/1/07[2,5,6,7]	4,749,000	29,681

Centennial Cellular Corp., 10.75% Sr. Sub. Nts., 12/15/08	3,200,000	3,056,000

Crown Castle International Corp.:
0%/10.375% Sr. Disc. Nts., 5/15/11[7]	5,800,000	4,147,000
0%/10.625% Sr. Unsec. Disc. Nts., 11/15/07[7]	5,635,000	4,677,050
9% Sr. Nts., 5/15/11	2,700,000	2,646,000
10.75% Sr. Nts., 8/1/11	5,000,000	5,187,500

CTI Holdings SA, 0%/11.50% Sr. Deferred Coupon Nts., 4/15/08[7]	2,525,000	940,563

Horizon PCS, Inc., Units (each unit consists of $1,000 principal amount of 0%/14% sr. disc. nts., 10/1/10 and one warrant to purchase
12.9 shares of Cl. A common stock at $5.88 per share)[1,7,10]	6,700,000	2,914,500

IPCS, Inc., 0%/14% Sr. Unsec. Disc. Nts., 7/15/10[7]	3,600,000	1,566,000

Leap Wireless International, Inc., 12.50% Sr. Nts., 4/15/10	2,000,000	1,250,000

Loral Space & Communications Ltd., 9.50% Sr. Nts., 1/15/06	3,500,000	2,205,000

Microcell Telecommunications, Inc.:
0%/11.125% Sr. Disc. Nts., Series B, 10/15/07[7] [CAD]	4,405,000	2,063,183
0%/12% Sr. Unsec. Disc. Nts., 6/1/09[7]	5,500,000	3,382,500
0%/14% Sr. Disc. Nts., Series B, 6/1/06[7]	3,525,000	3,560,250

Millicom International Cellular SA, 0%/13.50% Sr. Disc. Nts., 6/1/06[2,7]	2,000,000	1,790,000

18 OPPENHEIMER CHAMPION INCOME FUND

	Principal	Market Value
	Amount	See Note 1

Media/Entertainment: Wireless Communications Continued
Nextel Communications, Inc.:
0%/9.75% Sr. Disc. Nts., 10/31/07[7]	$1,000,000	$700,000
0%/9.95% Sr. Disc. Nts., 2/15/08[7]	5,250,000	3,583,125
0%/10.65% Sr. Disc. Nts., 9/15/07[7]	3,000,000	2,227,500

Nextel Partners, Inc., 11% Sr. Unsec. Nts., 3/15/10	1,000,000	872,500

Omnipoint Corp., 11.50% Sr. Nts., 9/15/09[1]	11,900,000	13,268,500

ORBCOMM Global LP/ORBCOMM Capital Corp.,
14% Sr. Nts., 8/15/04[2,5,6]	2,890,000	61,413

Orion Network Systems, Inc., 0%/ 12.50% Sr. Disc. Nts., 1/15/07[7]	3,315,000	895,050

Pinnacle Holdings, Inc., 0%/ 10% Sr. Unsec. Disc. Nts., 3/15/08[7]	6,500,000	3,802,500

Polska Telefoniz Cyfrowa International Financial II SA,
11.25% Sr. Sub. Nts., 12/1/09[EUR]	2,200,000	2,008,006

Price Communications Wireless, Inc.:
9.125% Sr. Sec. Nts., Series B, 12/15/06	3,500,000	3,613,750
11.75% Sr. Sub. Nts., 7/15/07	3,650,000	3,942,000

Rural Cellular Corp., 9.625% Sr. Sub. Nts., Series B, 5/15/08	3,150,000	2,898,000

SBA Communications Corp.:
0%/12% Sr. Unsec. Disc. Nts., 3/1/08[7]	13,445,000	10,688,775
10.25% Sr. Nts., 2/1/09[1]	13,000,000	12,220,000

Spectrasite Holdings, Inc.:
0%/11.25% Sr. Unsec. Disc. Nts., 4/15/09[7]	4,500,000	2,081,250
0%/12% Sr. Disc. Nts., 7/15/08[7]	4,100,000	2,398,500
10.75% Sr. Unsec. Nts., Series B, 3/15/10	2,500,000	2,075,000

TeleCorp PCS, Inc.:
0%/11.625% Sr. Unsec. Sub. Disc. Nts., 4/15/09[7]	2,000,000	1,340,000
10.625% Sr. Unsec. Sub. Nts., 7/15/10	6,000,000	5,820,000

Tritel PCS, Inc.:
0%/12.75% Sr. Unsec. Sub. Disc. Nts., 5/15/09[7]	3,400,000	2,261,000
10.375% Sr. Sub. Nts., 1/15/11[1]	5,500,000	5,293,750

Triton PCS, Inc.:
0%/11% Sr. Unsec. Sub. Disc. Nts., 5/1/08[7]	3,000,000	2,332,500
9.375% Sr. Sub. Nts., 2/1/11[1]	3,550,000	3,443,500

US Unwired, Inc., 0%/13.375% Sr. Unsec. Sub. Disc. Nts.,
Series B, 11/1/09[7]	8,800,000	4,488,000

VoiceStream Wireless Corp., 10.375% Sr. Unsec. Nts., 11/15/09	22,100,000	24,310,000

		178,848,846

Metals/Minerals—1.6%
AK Steel Corp.:
7.875% Sr. Unsec. Nts., 2/15/09	3,500,000	3,272,500
9.125% Sr. Nts., 12/15/06	500,000	500,000

Better Minerals & Aggregates Co., 13% Sr. Unsec. Sub. Nts., 9/15/09	500,000	422,500

California Steel Industries Corp., 8.50% Sr. Unsec. Nts., Series B, 4/1/09	2,300,000	2,116,000

Centaur Mining & Exploration Ltd., 11% Sr. Nts., 12/1/07	2,325,000	453,375

Century Aluminum Co., 11.75% Sr. Sec. Nts., 4/15/08[1]	4,000,000	4,055,000

Great Lakes Carbon Corp., 10.25% Sr. Sub. Nts., Series B, 5/15/08	2,700,000	1,093,500

19 OPPENHEIMER CHAMPION INCOME FUND

STATEMENT OF INVESTMENTS Unaudited / Continued

	Principal	Market Value
	Amount	See Note 1

Metals/Minerals Continued
Kaiser Aluminum & Chemical Corp., 12.75% Sr. Sub. Nts., 2/1/03	$3,000,000	$2,490,000

Metallurg Holdings, Inc., 0%/12.75% Sr. Disc. Nts., 7/15/08[7]	3,000,000	930,000

Metallurg, Inc., 11% Sr. Nts., 12/1/07	5,745,000	5,098,688

National Steel Corp., 9.875% First Mtg. Bonds, Series D, 3/1/09	9,500,000	3,562,500

		23,994,063

Retail—0.8%
Amazon.com, Inc., 0%/10% Sr. Unsec. Disc. Nts., 5/1/08[7]	7,000,000	4,095,000

Eye Care Centers of America, Inc., 9.125% Sr. Unsec. Sub. Nts., 5/1/08	2,000,000	920,000

Finlay Enterprises, Inc., 9% Debs., 5/1/08	3,500,000	3,237,500

Finlay Fine Jewelry Corp., 8.375% Sr. Nts., 5/1/08	1,025,000	958,375

French Fragrance, Inc., 11.75% Sr. Sec. Nts., 2/1/11[1]	2,500,000	2,637,500

		11,848,375

Service—5.5%
Allied Waste North America, Inc.:
7.625% Sr. Nts., Series B, 1/1/06	2,700,000	2,632,500
7.875% Sr. Unsec. Nts., Series B, 1/1/09	1,000,000	972,500
8.875% Sr. Sec. Nts., 4/1/08[1]	9,200,000	9,476,000
10% Sr. Unsec. Sub. Nts., Series B, 8/1/09	10,500,000	10,762,500

American Plumbing & Mechanical, Inc., 11.625% Sr. Sub. Nts.,
Series B, 10/15/08	4,500,000	4,511,250

AP Holdings, Inc., 0%/11.25% Sr. Disc. Nts., 3/15/08[7]	750,000	55,313

Apcoa, Inc., 9.25% Sr. Unsec. Sub. Nts., 3/15/08[2]	1,675,000	799,813

Brand Scaffold Service, Inc., 10.25% Sr. Unsec. Nts., 2/15/08	4,000,000	3,620,000

Budget Group, Inc., 9.125% Sr. Unsec. Nts., 4/1/06	6,000,000	1,860,000

Coinstar, Inc., 13% Sr. Disc. Nts., 10/1/06	1,150,000	1,145,688

Comforce Operating, Inc., 12% Sr. Nts., Series B, 12/1/07	1,080,000	783,000

Great Lakes Dredge & Dock Corp., 11.25% Sr. Unsec. Sub. Nts., 8/15/08	3,245,000	3,293,675

Integrated Electric Services, Inc., 9.375% Sr. Sub. Nts., Series B, 2/1/09	2,400,000	2,343,000

Iron Mountain, Inc., 8.625% Sr. Unsec. Sub. Nts., 4/1/13	4,000,000	4,027,500

IT Group, Inc., 11.25% Sr. Unsec. Sub. Nts., Series B, 4/1/09	3,150,000	2,728,688

Kindercare Learning Centers, Inc., 9.50% Sr. Sub. Nts., 2/15/09	6,000,000	5,790,000

Lamar Media Corp., 9.625% Sr. Unsec. Sub. Nts., 12/1/06	2,500,000	2,618,750

Norse CBO Ltd., 9.342% Sub. Bonds, Series 1A, Cl. C2, 8/13/10[2]	7,500,000	5,660,156

Protection One, Inc., 7.375% Sr. Unsec. Nts., 8/15/05	5,000,000	3,950,000

Stericycle, Inc., 12.375% Sr. Unsec. Sub. Nts., Series B, 11/15/09	3,300,000	3,481,500

Tribasa Toll Road Trust I, Asset-Backed Securities, Series 1993-A,
10.50%, 12/1/11[2]	822,344	495,463

United Rentals, Inc.:
9% Sr. Unsec. Sub. Nts., Series B, 4/1/09	1,000,000	895,000
9.25% Sr. Unsec. Sub. Nts., Series B, 1/15/09	5,500,000	4,977,500

URS Corp., 12.25% Sr. Sub. Nts., Series B, 5/1/09	4,000,000	4,105,000

		80,984,796

20 OPPENHEIMER CHAMPION INCOME FUND

	Principal	Market Value
	Amount	See Note 1

Transportation—2.1%
America West Airlines, Inc., 10.75% Sr. Nts., 9/1/05	$2,000,000	$1,950,000

Amtran, Inc.:
9.625% Nts., 12/15/05	1,800,000	1,485,000
10.50% Sr. Nts., 8/1/04	6,500,000	5,655,000

Atlas Air, Inc.:
9.375% Sr. Unsec. Nts., 11/15/06	2,500,000	2,525,000
10.75% Sr. Nts., 8/1/05	60,000	63,000

Collins & Aikman Products Co., 11.50% Sr. Unsec. Sub. Nts.,
4/15/06[11]	1,250,000	1,031,250

Dura Operating Corp.:
9% Sr. Sub. Nts., Series B, 5/1/09	4,200,000	3,717,000
9% Sr. Sub. Nts., Series B, 5/1/09[EUR]	2,200,000	1,696,838

Hayes Wheels International, Inc., 11% Sr. Sub. Nts., 7/15/06	2,600,000	2,158,000

Millenium Seacarriers, Inc., Units (each unit consists of
$1,000 principal amount of 11.699% first priority
ship mtg. sr. sec. nts., 7/15/05 and one warrant to
purchase five shares of common stock)[3,10]	3,500,000	1,837,500

Navigator Gas Transport plc, 10.50% First Priority Ship Mtg. Nts.,
6/30/07[1]	3,800,000	1,919,000

Oxford Automotive, Inc., 10.125% Sr. Unsec. Sub. Nts., Series D,
6/15/07[2]	1,700,000	1,028,500

Trans World Airlines, Inc.:
11.50% Sr. Sec. Nts., 12/15/04[6]	4,500,000	4,455,000
14% Lease Equipment Trust, 7/2/08[2]	954,803	716,103

		30,237,191

Utility—2.1%
AES Corp. (The):
8.875% Sr. Unsec. Nts., 2/15/11	2,000,000	2,055,000
9.375% Sr. Unsec. Nts., 9/15/10	4,000,000	4,220,000

AES Drax Energy Ltd.:
11.25% Sr. Sec. Bonds, 8/30/10[2] [GBP]	2,000,000	3,088,643
11.50% Sr. Sec. Bonds, 8/30/10[1]	1,250,000	1,375,000

Azurix Corp., 10.75% Sr. Unsec. Nts., Series B, 2/15/10	1,200,000	1,242,000

Caithness Coso Funding Corp., 9.05% Sr. Sec. Nts., Series B, 12/15/09	1,500,000	1,372,500

CMS Energy Corp.:
8.50% Sr. Nts., 4/15/11	1,000,000	1,010,000
9.875% Sr. Unsec. Nts., 10/15/07[8]	9,000,000	9,640,287

El Paso Electric Co., 9.40% First Mtg. Sec. Nts., Series E, 5/1/11	2,000,000	2,218,318

Southern California Edison Co., 7.20% Nts., 11/3/03[5,6]	5,000,000	3,975,000

		30,196,748

Total Corporate Bonds and Notes (Cost $1,399,274,994)		1,200,578,344

21 OPPENHEIMER CHAMPION INCOME FUND

STATEMENT OF INVESTMENTS Unaudited / Continued

		Market Value
	Shares	See Note 1

Preferred Stocks—4.2%
AmeriKing, Inc., 13% Cum. Sr. Exchangeable, Non-Vtg.[9]	113,446	$141,807

BankUnited Capital Trust, 10.25% Capital Securities, 12/31/26[2]	750,000	601,875

CGA Group Ltd., Series A, Vtg.[2,9]	210,453	5,261,325

Chesapeake Energy Corp., 7% Cv., Non-Vtg.	84,475	5,195,212

CSC Holdings, Inc., 11.125% Cum., Series M2,9	6,829	744,361

Doane Pet Care Co., 14.25% Jr. Sub. Debs., Non-Vtg.[2,5]	100,000	3,025,000

Dobson Communications Corp.:
12.25% Sr. Exchangeable, Non-Vtg.[9]	3,598	3,211,215
13% Sr. Exchangeable, Non-Vtg.[9]	8,779	8,274,207

e.spire Communications, Inc., 12.75% Jr. Redeemable, Non-Vtg.[2,9]	721	1,875

Eagle-Picher Holdings, Inc., 11.75% Cum. Exchangeable, Series B,
Non-Vtg.[2,5]	15,000	228,750

Earthwatch, Inc., 12% Cv. Sr., Series C, Non-Vtg.[2]	56,103	112,206

Fidelity Federal Bank, l2% Non-Cum. Exchangeable, Series A,
Non-Vtg.[2]	30	457

Global Crossing Holdings Ltd., 10.50% Sr. Exchangeable,
Non-Vtg[9]	20,000	1,875,000

ICG Holdings, Inc., 14.25% Exchangeable, Non-Vtg.[9]	3,727	373

Intermedia Communications, Inc.:
7% Cv.[1]	200,000	3,925,000
13.50% Exchangeable, Series B9	2,969	2,917,042

International Utility Structures, Inc.:
13%[1,9]	133	53,532
Units (each unit consists of $1,000 principal amount of
13% sr. exchangeable preferred stock and one warrant to
purchase 30 shares of common stock)[2,9,10]	300	120,750

Nebco Evans Holdings, Inc., 11.25% Sr. Redeemable
Exchangeable, Non-Vtg.[5,9]	30,310	3,789

Nextel Communications, Inc., 11.125% Exchangeable, Series E,
Non-Vtg.[9]	5,790	4,241,175

Paxson Communications Corp., 13.25% Cum. Jr. Exchangeable,
Non-Vtg.[9]	388	3,656,900

PRIMEDIA, Inc.:
8.625% Exchangeable, Series H, Non-Vtg.	54,950	4,602,063
9.20% Exchangeable, Series F, Non-Vtg.	22,500	1,951,875

Rural Cellular Corp., 11.375% Cum. Sr., Series B, Non-Vtg.[9]	6,153	4,753,193

SF Holdings Group, Inc.:
13.75% Exchangeable, Non-Vtg.[1]	41	103,525
13.75% Exchangeable, Series B, Non-Vtg.[9]	100	252,500

Sovereign Real Estate Investment Trust, 12% Non-Cum., Series A1	26,250	2,428,125

Supermarkets General Holdings Corp., $3.52 Exchangeable[2,9]	22,624	—

World Access, Inc., Cv. Sr., Series D, Non-Vtg.[2,5]	506	5,060

XO Communications, Inc.:
13.50% Sr., Series E, Non-Vtg.[9]	3,159	987,188
14% Cum. Sr. Exchangeable Redeemable, Non-Vtg.[9]	127,228	2,958,051

Total Preferred Stocks (Cost $88,407,017)		61,633,431

22 OPPENHEIMER CHAMPION INCOME FUND

		Market Value
	Shares	See Note 1

Common Stocks—1.0%
Aurora Foods, Inc.[2,5]	77,926	$ 268,845

Chesapeake Energy Corp.[2,5]	350,000	2,942,625

El Paso Energy Partners, LP	50,000	1,560,000

Equitable Bag, Inc.[2,5]	2,261	2,261

Forest Oil Corp.[5]	50,000	1,495,000

Geotek Communications, Inc., Series B (Escrowed)[2,5]	1,665	5,828

Grant Prideco, Inc.[5]	70,000	1,204,000

ICO Global Communication Holdings Ltd.[5]	79,703	191,789

Lear Corp.[5]	20,000	586,000

Magellan Health Services, Inc.[5]	40,000	370,000

Nuevo Energy Co.[5]	50,000	886,000

Ocean Energy, Inc.	70,000	1,158,500

OpTel, Inc., Non-Vtg.[2,5]	3,815	38

Pathmark Stores, Inc.[5]	100,000	1,720,000

Premier Holdings Ltd.[2,5]	288,828	2,888

SF Holdings Group, Inc., Cl. C2,5	3,700	18,500

Siena Holdings, Inc.[5]	17,058	21,323

Stone Energy Corp.[5]	35,000	1,724,450

Vintage Petroleum, Inc.	60,000	1,221,000

WRC Media Corp.[2,5]	8,794	88

Total Common Stocks (Cost $14,545,817)		15,379,135
	Units

Rights,Warrants and Certificates—0.3%
Adelphia Business Solutions, Inc. Wts., Exp. 4/15/01	265	7,089

ASAT Finance LLC Wts., Exp. 11/1/06[2]	2,000	81,000

CellNet Data Systems, Inc. Wts., Exp.10/1/07[1]	1,649	824

CGA Group Ltd. Wts., Exp. 6/16/07[2]	130,000	39,000

Charles River Laboratories International, Inc. Wts., Exp. 10/1/09[2]	4,500	54,000

Colo.com, Inc. Wts., Exp. 3/15/10	3,300	33

Concentric Network Corp. Wts., Exp.12/15/07[2]	2,320	430,360

Covergent Communications, Inc. Wts., Exp. 4/1/08[2]	5,000	7,500

Decrane Aircraft Holdings, Inc. Wts., Exp. 9/30/08	3,450	—

Diva Systems Corp. Wts., Exp. 3/1/08[2]	6,000	18,750

e.spire Communications, Inc. Wts., Exp.11/1/05[2]	725	2,612

Equinix, Inc. Wts., Exp. 12/1/07[2]	5,000	350,625

Gothic Energy Corp. Wts.:
Exp. 1/23/03	58,503	—
Exp. 1/23/03[2]	30,983	310
Exp. 5/1/05	69,612	—
Exp. 9/1/04	91,000	910

Grand Union Co. Wts., Exp. 8/17/03[2]	94	—

23 OPPENHEIMER CHAMPION INCOME FUND

STATEMENT OF INVESTMENTS Unaudited / Continued

		Market Value
	Shares	See Note 1

Rights, Warrants and Certificates Continued
ICG Communications, Inc. Wts., Exp. 9/15/05[2]	17,655	$ 2,212

ICO Global Communication Holdings Ltd. Wts.:
Exp. 5/16/06[2]	19,990	3,748
Exp. 5/16/06	30	38

Insilco Corp. Wts., Exp. 8/15/07[2]	3,390	3,390

In-Flight Phone Corp. Wts., Exp. 8/31/02	1,600	—

Internet Commerce & Communications, Inc. Wts., Exp. 7/3/03[2]	12,145	5,192

IPCS, Inc. Wts., Exp. 6/15/10	3,600	82,800

KMC Telecom Holdings, Inc. Wts., Exp. 4/15/08[2]	7,885	8,878

Leap Wireless International, Inc. Wts., Exp. 4/15/10 [2]	2,000	60,250

Long Distance International, Inc. Wts., Exp. 4/13/08[2]	1,390	14

Loral Space & Communications Ltd. Wts., Exp. 1/15/07[2]	2,565	13,307

Millenium Seacarriers, Inc. Wts., Exp. 7/15/05[2]	3,200	32

Ntelos, Inc. Wts., Exp. 8/15/10[2]	5,000	15,625

Pathmark Stores, Inc. Wts., Exp. 9/19/10	100,000	475,000

PLD Telekom, Inc. Wts.:
Exp. 3/31/03[2]	3,500	175
Exp. 3/31/03[2]	200	10
Exp. 6/1/06[2]	3,500	175

Protection One Alarm Monitoring, Inc. Wts.:
Exp. 6/30/05[2]	15,200	1,520
Exp. 11/1/03[2]	28,000	49,000

R&B Falcon Corp. Wts., Exp. 5/1/09[1]	7,000	3,051,125

Republic Technologies International LLC Wts., Exp. 7/15/09[2]	3,000	30

Telergy, Inc. Wts., Exp. 9/25/10[2]	8,077	81

Telus Corp. Wts., Exp. 9/15/05	2,158	40,947

WAM!NET, Inc. Wts., Exp. 3/1/05[2]	17,235	25,853

Total Rights, Warrants and Certificates (Cost $446,834)		4,832,415
	Principal
	Amount

Structured Instruments—0.5%
Bear Stearns, Inc., High Yield Bond Index Linked Nts., 10%, 4/12/01	$7,000,000	6,619,900

Credit Suisse First Boston Corp. (New York Branch), Russian
Obligatzii Federal'nogo Zaima Linked Nts.:
Series 27004, 20.055%, 9/18/02[2,3] [RUR]	156,780	4,812
Series 27005, 20.055%, 10/9/02[2,3] [RUR]	5,395,610	162,691
Series 27006, 20.055%, 1/22/03[2,3] [RUR]	7,417,500	217,137
Series 27007, 20.055%, 2/5/03[2,3] [RUR]	8,200,590	239,890
Series 27008, 20.055%, 5/21/03[2,3] [RUR]	4,444,570	127,484
Series 27009, 20.055%, 6/4/03[2,3] [RUR]	4,907,930	140,706
Series 27010, 20.055%, 9/17/03[2,3] [RUR]	2,744,510	77,396
Series 27011, 20.055%, 10/8/03[2,3] [RUR]	3,625,440	99,531

Russia (Government of) Federal Loan Obligatzii Federal'nogo
Zaima Bonds, Series 27010, 20.055%, 9/17/03[2,3] [RUR]	1,966,960	55,469

Total Structured Instruments (Cost $8,052,496)		7,745,016

24 OPPENHEIMER CHAMPION INCOME FUND

	Principal	Market Value
	Amount	See Note 1

Repurchase Agreements—8.2%
Repurchase agreement with Banc One Capital Markets, Inc.,
5.22%, dated 3/30/01, to be repurchased at $120,544,414 on
4/2/01, collateralized by U.S. Treasury Bonds, 5.25%–11.25%,
2/15/15–5/15/30, with a value of $91,889,428 and U.S. Treasury
Nts., 5.50%–7%, 12/31/01–8/15/09, with a value of $31,128,471
(Cost $120,492,000)	$120,492,000	$120,492,000

Total Investments, at Value (Cost $1,680,098,733)	98.5%	1,451,340,940

Other Assets Net of Liabilities	1.5	21,730,095

Net Assets	100.0%	$1,473,071,035

Footnotes to Statement of Investments

Principal amount is reported in U.S. Dollars, except for those denoted in the following currencies:

CAD	Canadian Dollar	GBP	British Pound Sterling
DEM	German Mark	IDR	Indonesian Rupiah
EUR	Euro	RUR	Russian Ruble

1.	Represents securities sold under Rule 144A, which are exempt from registration under the Securities Act of 1933, as amended. These securities have been determined to be liquid under guidelines established by the Board of Trustees. These securities amount to $168,770,991 or 11.46% of the Fund's net assets as of March 31, 2001.
2.	Identifies issues considered to be illiquid or restricted—See Note 7 of Notes to Financial Statements.
3.	Represents the current interest rate for a variable or increasing rate security.
4.	Zero coupon bond reflects the effective yield on the date of purchase.
5.	Non-income-producing security.
6.	Issuer is in default.
7.	Denotes a step bond: a zero coupon bond that converts to a fixed or variable interest rate at a designated future date.
8.	Securities with an aggregate market value of $7,083,078 are held in collateralized accounts to cover initial margin requirements on open futures sales contracts. See Note 6 of Notes to Financial Statements.
9.	Interest or dividend is paid in kind.
10.	Units may be comprised of several components, such as debt and equity and/or warrants to purchase equity at some point in the future. For units which represent debt securities, principal amount disclosed represents total underlying principal.
11.	A sufficient amount of securities has been designated to cover outstanding foreign currency contracts. See Note 5 of Notes to Financial Statements.

Affiliated company. Represents ownership of at least 5% of the voting securities of the issuer, and is or was an affiliate, as defined in the Investment Company Act of 1940, at or during the period ended March 31, 2001. There were no affiliate securities held by the Fund as of March 31, 2001. Transactions during the period in which the issuer was an affiliate are as follows:

	Shares/Units			Shares/Units
	September 30,	Gross	Gross	March 31,	Dividend
	2000	Additions	Reductions	2001	Income

CGA Group Ltd.,
Series A, Vtg.*	196,698	13,755	—	210,453	$343,910
CGA Group Ltd. Wts., Exp. 6/16/07*	130,000	—	—	130,000	—

					$343,910

*Not an affiliate as of March 31, 2001.

See accompanying Notes to Financial Statements.

25 OPPENHEIMER CHAMPION INCOME FUND

STATEMENT OF ASSETS AND LIABILITIES Unaudited

March 31, 2001

Assets
Investments, at value (cost $1,680,098,733)—see accompanying statement	$1,451,340,940

Cash	388,891

Cash—foreign currencies (cost $26,384)	26,315

Unrealized appreciation on foreign currency contracts	647,992

Receivables and other assets:
Interest	32,972,817
Shares of beneficial interest sold	4,701,410
Investments sold	1,589,169
Closed foreign currency contracts	155,659
Other	109,425

Total assets	1,491,932,618

Liabilities
Unrealized depreciation on foreign currency contracts	3,291

Payables and other liabilities:
Investments purchased	10,549,297
Dividends	3,619,962
Shares of beneficial interest redeemed	3,133,365
Distribution and service plan fees	899,766
Transfer and shareholder servicing agent fees	115,275
Daily variation on futures contracts	92,800
Trustees’ compensation	18,144
Other	429,683

Total liabilities	18,861,583

Net Assets	$1,473,071,035

Composition of Net Assets
Paid-in capital	$1,785,908,259

Undistributed net investment income	1,236,112

Accumulated net realized loss on investments and foreign currency transactions	(86,204,543)

Net unrealized depreciation on investments and translation of assets and
liabilities denominated in foreign currencies	(227,868,793)

Net Assets	$1,473,071,035

26 OPPENHEIMER CHAMPION INCOME FUND

Net Asset Value Per Share
Class A Shares:
Net asset value and redemption price per share (based on net assets of
701,338,733 and 67,977,484 shares of beneficial interest outstanding)	$10.32
Maximum offering price per share (net asset value plus sales charge of
4.75% of offering price)	$10.83

Class B Shares:
Net asset value, redemption price (excludes applicable contingent deferred sales charge)
and offering price per share (based on net assets of $555,989,916 and 53,955,347 shares
of beneficial interest outstanding)	$10.30

Class C Shares:
Net asset value, redemption price (excludes applicable contingent deferred sales charge) and offering price per share (based on net assets of $215,741,426 and 20,934,609 shares of
beneficial interest outstanding)	$10.31

Class N Shares:
Net asset value, redemption price and offering price per share (based on net assets
of $960 and 93 shares of beneficial interest outstanding)	$10.32

See accompanying Notes to Financial Statements.

27 OPPENHEIMER CHAMPION INCOME FUND

STATEMENT OF OPERATIONS Unaudited

For the Six Months Ended March 31, 2001

Investment Income
Interest	$76,099,218

Dividends:
Unaffiliated companies	4,286,234
Affiliated companies	343,910

Total income	80,729,362

Expenses
Management fees:	4,293,404

Distribution and service plan fees:
Class A	791,048
Class B	2,624,831
Class C	1,034,277

Transfer and shareholder servicing agent fees	625,615

Shareholder reports	560,715

Trustees’ compensation	41,439

Custodian fees and expenses	38,611

Other	145,557

Total expenses	10,155,497
Less expenses paid indirectly	(30,791)

Net expenses	10,124,706

Net Investment Income	70,604,656

Realized and Unrealized Gain (Loss)
Net realized loss on:
Investments	(36,935,328)
Closing of futures contracts	(1,348,275)
Foreign currency transactions	(556,607)

Net realized loss	(38,840,210)

Net change in unrealized appreciation (depreciation) on:
Investments	(50,177,474)
Translation of assets and liabilities denominated in foreign currencies	614,729

Net change	(49,562,745)

Net realized and unrealized loss	(88,402,955)

Net Decrease in Net Assets Resulting from Operations	$(17,798,299)

See accompanying Notes to Financial Statements.

28 OPPENHEIMER CHAMPION INCOME FUND

STATEMENTS OF CHANGES IN NET ASSETS

	Six Months Ended March 31, 2001 (Unaudited)	Year Ended Sept. 30, 2000

Operations
Net investment income	$70,604,656	$138,988,498

Net realized gain (loss)	(38,840,210)	(29,482,052)

Net change in unrealized appreciation (depreciation)	(49,562,745)	(67,877,770)

Net increase (decrease) in net assets resulting from operations	(17,798,299)	41,628,676

Dividends and/or Distributions to Shareholders
Dividends from net investment income:
Class A	(36,846,373)	(68,261,573)
Class B	(26,213,511)	(49,411,814)
Class C	(10,199,124)	(21,319,152)
Class N	(8)	—

Distributions from net realized gain:
Class A	—	(4,516,186)
Class B	—	(3,573,923)
Class C	—	(1,583,562)
Class N	—	—

Beneficial Interest Transactions
Net increase (decrease) in net assets resulting from beneficial interest transactions:
Class A	71,463,453	48,104,208
Class B	56,153,458	43,255,033
Class C	17,575,792	(23,677,453)
Class N	1,000	—

Net Assets
Total increase (decrease)	54,136,388	(39,355,746)

Beginning of period	1,418,934,647	1,458,290,393

End of period (including undistributed net investment
income of $1,236,112 and $3,890,472, respectively)	$1,473,071,035	$1,418,934,647

See accompanying Notes to Financial Statements.

29 OPPENHEIMER CHAMPION INCOME FUND

FINANCIAL HIGHLIGHTS
Class A	Six Months Ended March 31, 2001 (Unaudited)	2000	1999	1998	1997	Year Ended Sept. 30, 1996

Per Share Operating Data
Net asset value, beginning of period	$11.00	$11.84	$12.18	$13.49	$12.92	$12.47

Income (loss) from investment operations:
Net investment income	.55	1.15	1.10	1.09	1.15	1.15
Net realized and unrealized gain (loss)	(.66)	(.76)	(.25)	(1.11)	.57	.44

Total income (loss) from investment operations	(.11)	.39	.85	(.02)	1.72	1.59

Dividends and/or distributions to shareholders:
Dividends from net investment income	(.57)	(1.15)	(1.10)	(1.05)	(1.15)	(1.14)
Tax return of capital distribution	—	—	—	(.04)	—	—
Distributions from net realized gain	—	(.08)	(.09)	(.20)	—	—

Total dividends and/or distributions to shareholders	(.57)	(1.23)	(1.19)	(1.29)	(1.15)	(1.14)

Net asset value, end of period	$10.32	$11.00	$11.84	$12.18	$13.49	$12.92

Total Return, at Net Asset Value[1]	(0.91)%	3.42%	7.15%	(0.49)%	13.96%	13.28%

Ratios/Supplemental Data
Net assets, end of period (in thousands)	$701,339	$672,817	$675,395	$572,354	$502,211	$359,208

Average net assets (in thousands)	$676,060	$681,335	$644,839	$567,689	$425,258	$305,638

Ratios to average net assets:[2]
Net investment income	10.44%	10.02%	9.01%	8.18%	8.75%	8.97%
Expenses	1.05%	1.05%	1.06%	1.06%[3]	1.10%[3]	1.17%[3]

Portfolio turnover rate	23%	34%	47%	100%	136%	95%

1.	Assumes a $1,000 hypothetical initial investment on the business day before the first day of the fiscal period, with all dividends and distributions reinvested in additional shares on the reinvestment date, and redemption at the net asset value calculated on the last business day of the fiscal period. Sales charges are not reflected in the total returns.
2.	Annualized for periods of less than one full year.
3.	Expense ratio has not been grossed up to reflect the effect of expenses paid indirectly.

See accompanying Notes to Financial Statements.

30 OPPENHEIMER CHAMPION INCOME FUND

Class B	Six Months Ended March 31, 2001 (Unaudited)	2000	1999	1998	1997	Year Ended Sept. 30, 1996[1]

Per Share Operating Data
Net asset value, beginning of period	$10.98	$11.83	$12.17	$13.48	$12.91	$12.47

Income (loss) from investment operations:
Net investment income	.51	1.06	1.01	.99	1.05	1.03
Net realized and unrealized gain (loss)	(.66)	(.77)	(.25)	(1.11)	.57	.44

Total income (loss) from investment
operations	(.15)	.29	.76	(.12)	1.62	1.47

Dividends and/or distributions to shareholders:
Dividends from net investment income	(.53)	(1.06)	(1.01)	(.95)	(1.05)	(1.03)
Tax return of capital distribution	—	—	—	(.04)	—	—
Distributions from net realized gain	—	(.08)	(.09)	(.20)	—	—

Total dividends and/or distributions
to shareholders	(.53)	(1.14)	(1.10)	(1.19)	(1.05)	(1.03)

Net asset value, end of period	$10.30	$10.98	$11.83	$12.17	$13.48	$12.91

Total Return, at Net Asset Value[2]	(1.30)%	2.54%	6.36%	(1.25)%	13.10%	12.20%

Ratios/Supplemental Data
Net assets, end of period (in thousands)	$555,990	$534,309	$530,619	$388,572	$238,505	$82,052

Average net assets (in thousands)	$527,229	$534,106	$475,049	$326,804	$151,197	$33,189

Ratios to average net assets:[3]
Net investment income	9.69%	9.25%	8.25%	7.42%	7.89%	7.90%
Expenses	1.82%	1.80%	1.81%	1.81%[4]	1.86%[4]	1.97%[4]

Portfolio turnover rate	23%	34%	47%	100%	136%	95%

1.	For the period from October 2,1995 (inception of offering) to September 30,1996.
2.	Assumes a $1,000 hypothetical initial investment on the business day before the first day of the fiscal period (or inception of offering), with all dividends and distributions reinvested in additional shares on the reinvestment date, and redemption at the net asset value calculated on the last business day of the fiscal period. Sales charges are not reflected in the total returns. Total returns are not annualized for periods of less than one full year.
3.	Annualized for periods of less than one full year.
4.	Expense ratio has not been grossed up to reflect the effect of expenses paid indirectly.

See accompanying Notes to Financial Statements.

31 OPPENHEIMER CHAMPION INCOME FUND

FINANCIAL HIGHLIGHTS Continued

Class C	Six Months Ended March 31,2001 (Unaudited)	2000	1999	1998	1997		Year Ended Sept. 30, 1996

Per Share Operating Data
Net asset value, beginning of period	$10.98	$11.83	$12.17	$13.48	$12.91		$12.46

Income (loss) from investment operations:
Net investment income	.51	1.06	1.01	.99	1.05		1.06
Net realized and unrealized gain (loss)	(.65)	(.77)	(.25)	(1.11)	.57		.44

Total income (loss) from investment
operations	(.14)	.29	.76	(.12)	1.62		1.50

Dividends and/or distributions to shareholders:
Dividends from net investment income	(.53)	(1.06)	(1.01)	(.95)	(1.05)		(1.05)
Tax return of capital distribution	—	—	—	(.04)	—		—
Distributions from net realized gain	—	(.08)	(.09)	(.20)	—		—

Total dividends and/or distributions
to shareholders	(.53)	(1.14)	(1.10)	(1.19)	(1.05)		(1.05)

Net asset value, end of period	$10.31	$10.98	$11.83	$12.17	$13.48		$12.91

Total Return, at Net Asset Value[1]	(1.21)%	2.52%	6.35%	(1.25)%	13.12%		12.44%

Ratios/Supplemental Data
Net assets, end of period (in thousands)	$215,741	$211,809	$252,277	$224,439	$181,025		$112,945

Average net assets (in thousands)	$205,527	$230,954	$246,416	$210,338	$143,363		$89,416

Ratios to average net assets:[2]
Net investment income	9.68%	9.23%	8.25%	7.42%	7.98%		8.19%
Expenses	1.83%	1.80%	1.81%	1.81%[3]	1.86%	[3]	1.93%[3]

Portfolio turnover rate	23%	34%	47%	100%	136%		95%

1.	Assumes a $1,000 hypothetical initial investment on the business day before the first day of the fiscal period (or inception of offering), with all dividends and distributions reinvested in additional shares on the reinvestment date, and redemption at the net asset value calculated on the last business day of the fiscal period. Sales charges are not reflected in the total returns. Total returns are not annualized for periods of less than one full year.
2.	Annualized for periods of less than one full year.
3.	Expense ratio has not been grossed up to reflect the effect of expenses paid indirectly.

See accompanying Notes to Financial Statements.

32 OPPENHEIMER CHAMPION INCOME FUND

Class N	Period Ended March 31, 2001 (Unaudited)[1]

Per Share Operating Data
Net asset value, beginning of period	$10.75

Income (loss) from investment operations:
Net investment income	.09
Net realized and unrealized loss	(.43)

Total loss from investment operations	(.34)

Dividends and/or distributions to shareholders:
Dividends from net investment income	(.09)
Tax return of capital distribution	—
Distributions from net realized gain	—

Total dividends and/or distributions to shareholders	(.09)

Net asset value, end of period	$10.32

Total Return, at Net Asset Value[2]	(3.21)%

Ratios/Supplemental Data
Net assets, end of period (in thousands)	$1

Average net assets (in thousands)	$1

Ratios to average net assets:[3]
Net investment income	9.57%
Expenses	0.82%

Portfolio turnover rate	23%

1.	For the period from March 1, 2001 (inception of offering) to March 31, 2001.
2.	Assumes a $1,000 hypothetical initial investment on the business day before the first day of the fiscal period (or inception of offering), with all dividends and distributions reinvested in additional shares on the reinvestment date, and redemption at the net asset value calculated on the last business day of the fiscal period. Sales charges are not reflected in the total returns. Total returns are not annualized for periods of less than one full year.
3.	Annualized for periods of less than one full year.

See accompanying Notes to Financial Statements.

33 OPPENHEIMER CHAMPION INCOME FUND

NOTES TO FINANCIAL STATEMENTS Unaudited

1. Significant Accounting Policies Oppenheimer Champion Income Fund (the Fund) is registered under the Investment Company Act of 1940, as amended, as an open-end management investment company. The Fund’s investment objective is to seek a high level of current income by investing in a diversified portfolio of high yield, lower rated fixed income securities that the Fund’s investment Manager, OppenheimerFunds, Inc. (the Manager), believes not to involve undue risk.
     The Fund offers Class A, Class B, Class C and Class N shares. Class A shares are sold at their offering price, which is normally net asset value plus a front-end sales charge. Class B, Class C and Class N shares are sold without a front-end sales charge but may be subject to a contingent deferred sales charge (CDSC). Class N shares are sold only through retirement plans. Retirement plans that offer Class N shares may impose charges on those accounts. All classes of shares have identical rights to earnings, assets and voting privileges, except that each class has its own expenses directly attributable to that class and exclusive voting rights with respect to matters affecting that class. Classes A, B, C and N have separate distribution and/or service plans. Class B shares will automatically convert to Class A shares six years after the date of purchase. The following is a summary of significant accounting policies consistently followed by the Fund

Securities Valuation. Securities listed or traded on National Stock Exchanges or other domestic or foreign exchanges are valued based on the last sale price of the security traded on that exchange prior to the time when the Fund’s assets are valued. In the absence of a sale, the security is valued at the last sale price on the prior trading day, if it is within the spread of the closing bid and asked prices, and if not, at the closing bid price. Securities (including restricted securities) for which quotations are not readily available are valued primarily using dealer-supplied valuations, a portfolio pricing service authorized by the Board of Trustees, or at their fair value. Fair value is determined in good faith under consistently applied procedures under the supervision of the Board of Trustees. Short-term “money market type” debt securities with remaining maturities of sixty days or less are valued at amortized cost (which approximates market value).

Structured Notes. The Fund invests in foreign-currency-linked structured notes whose market value and redemption price are linked to foreign currency exchange rates. The structured notes are leveraged, which increases the notes’ volatility relative to the principal of the security. Fluctuations in value of these securities are recorded as unrealized gains and losses in the accompanying financial statements. As of March 31, 2001, the market value of these securities comprised 0.5% of the Fund’s net assets and resulted in unrealized losses in the current period of $307,480. The Fund also hedges a portion of the foreign currency exposure generated by these securities, as discussed in Note 5.

34 OPPENHEIMER CHAMPION INCOME FUND

Security Credit Risk. The Fund invests in high yield securities, which may be subject to a greater degree of credit risk, greater market fluctuations and risk of loss of income and principal, and may be more sensitive to economic conditions than lower yielding, higher rated fixed income securities. The Fund may acquire securities in default, and is not obligated to dispose of securities whose issuers subsequently default. As of March 31, 2001, securities with an aggregate market value of $18,500,311, representing 1.26% of the Fund’s net assets, were in default.

Foreign Currency Translation. The accounting records of the Fund are maintained in U.S. dollars. Prices of securities denominated in foreign currencies are translated into U.S. Dollars at the closing rates of exchange. Amounts related to the purchase and sale of foreign securities and investment income are translated at the rates of exchange prevailing on the respective dates of such transactions.
     The effect of changes in foreign currency exchange rates on investments is separately identified from the fluctuations arising from changes in market values of securities held and reported with all other foreign currency gains and losses in the Fund’s Statement of Operations.

Repurchase Agreements. The Fund requires the custodian to take possession, to have legally segregated in the Federal Reserve Book Entry System or to have segregated within the custodian’s vault, all securities held as collateral for repurchase agreements. The market value of the underlying securities is required to be at least 102% of the resale price at the time of purchase. If the seller of the agreement defaults and the value of the collateral declines, or if the seller enters an insolvency proceeding, realization of the value of the collateral by the Fund may be delayed or limited.

Allocation of Income, Expenses, Gains and Losses. Income, expenses (other than those attributable to a specific class), gains and losses are allocated daily to each class of shares based upon the relative proportion of net assets represented by such class. Operating expenses directly attributable to a specific class are charged against the operations of that class.

Federal Taxes. The Fund intends to continue to comply with provisions of the Internal Revenue Code applicable to regulated investment companies and to distribute all of its taxable income, including any net realized gain on investments not offset by loss carryovers, to shareholders. Therefore, no federal income or excise tax provision is required.

As of September 30, 2000, the Fund had available for federal tax purposes an unused capital loss carryover as follows:

Expiring

2008	$19,623,850

35 OPPENHEIMER CHAMPION INCOME FUND

NOTES TO FINANCIAL STATEMENTS Unaudited/Continued

1. Significant Accounting Policies Continued
Dividends and Distributions to Shareholders.Dividends and distributions to shareholders, which are determined in accordance with income tax regulations, are recorded on the ex-dividend date.

Classification of Dividends and Distributions to Shareholders. Net investment income (loss) and net realized gain (loss) may differ for financial statement and tax purposes primarily because of paydown gains and losses and the recognition of certain foreign currency gains (losses) as ordinary income (loss) for tax purposes. The character of dividends and distributions made during the fiscal year from net investment income or net realized gains may differ from its ultimate characterization for federal income tax purposes. Also, due to timing of dividends and distributions, the fiscal year in which amounts are distributed may differ from the fiscal year in which the income or realized gain was recorded by the Fund.

Expense Offset Arrangements. Expenses paid indirectly represent a reduction of custodian fees for earnings on cash balances maintained by the Fund.

Other. Investment transactions are accounted for as of trade date and dividend income is recorded on the ex-dividend date. Discount on securities purchased is accreted over the life of the respective securities, in accordance with federal income tax requirements. Realized gains and losses on investments and options written and unrealized appreciation and depreciation are determined on an identified cost basis, which is the same basis used for federal income tax purposes. Dividends-in-kind are recognized as income on the ex-dividend date, at the current market value of the underlying security. Interest on payment-in-kind debt instruments is accrued as income at the coupon rate and a market adjustment is made periodically.
     The Fund adopted the provisions of the AICPA Audit and Accounting Guide for Investment Companies, as revised, effective for fiscal years beginning after December 15, 2000. As required, the Fund began amortizing premiums on debt securities effective January 1, 2001. Prior to this date, the Fund did not amortize premiums on debt securities. The cumulative effect of this accounting change had no impact on the total net assets of the Fund, but resulted in a $2,647,897 decrease to cost of securities and a corresponding $2,647,897 decrease in net unrealized depreciation, based on securities held as of December 31, 2000.
     The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses during the reporting period. Actual results could differ from those estimates.

36 OPPENHEIMER CHAMPION INCOME FUND

2. Beneficial Interest
The Fund has authorized an unlimited number of no par value shares of beneficial interest of each class. Transactions in shares of beneficial interest were as follows:

	Six Months Ended March 31, 2001[1]		Year Ended September 30, 2000
	Shares	Amount	Shares	Amount

Class A
Sold	18,813,978	$197,522,283	29,544,630	$339,392,312
Dividends and/or
distributions reinvested	2,620,668	27,199,379	4,523,835	51,606,288
Redeemed	(14,640,268)	(153,258,209)	(29,909,682)	(342,894,392)

Net increase	6,794,378	$71,463,453	4,158,783	$48,104,208

Class B
Sold	9,476,614	$99,704,596	14,972,628	$171,870,311
Dividends and/or
distributions reinvested	1,573,508	16,298,431	2,880,099	32,832,346
Redeemed	(5,739,603)	(59,849,569)	(14,058,202)	(161,447,624)

Net increase	5,310,519	$56,153,458	3,794,525	$43,255,033

Class C
Sold	4,351,188	$45,801,997	5,136,471	$58,990,167
Dividends and/or
distributions reinvested	560,462	5,807,201	1,198,780	13,699,506
Redeemed	(3,259,319)	(34,033,406)	(8,375,534)	(96,367,126)

Net increase (decrease)	1,652,331	$17,575,792	(2,040,283)	$(23,677,453)

Class N
Sold	93	$1,000	—	$—
Dividends and/or
distributions reinvested	—	—	—	—
Redeemed	—	—	—	—

Net increase	93	$1,000	—	$—

1. For the six months ended March 31, 2001, for Class A, B and C shares and for the period from March 1, 2001 (inception of offering) to March 31, 2001, for Class N shares.

3. Purchases and Sales of Securities
The aggregate cost of purchases and proceeds from sales of securities, other than short-term obligations, for the six months ended March 31, 2001, were $374,481,159 and $298,487,713, respectively.

37 OPPENHEIMER CHAMPION INCOME FUND

NOTES TO FINANCIAL STATEMENTS Unaudited/Continued

4. Fees and Other Transactions with Affiliates
Management Fees. Management fees paid to the Manager were in accordance with the investment advisory agreement with the Fund which provides for a fee of 0.70% of the first $250 million of average annual net assets of the Fund, 0.65% of the next $250 million, 0.60% of the next $500 million and 0.55% of average annual net assets in excess of $1 billion. The Fund’s management fee for the six months ended March 31, 2001, was an annualized rate of 0.61%, before any waiver by the Manager if applicable.

Transfer Agent Fees.OppenheimerFunds Services (OFS), a division of the Manager, acts as the transfer and shareholder servicing agent for the Fund. Prior to January 1, 2001, OFS performed these services on an at-cost basis. Beginning January 2001, OFS is paid at an agreed upon per account fee.

Distribution and Service Plan Fees.Under its General Distributor’s Agreement with the Manager, the Distributor acts as the Fund's principal underwriter in the continuous public offering of the different classes of shares of the Fund.

The compensation paid to (or retained by) the Distributor from the sale of shares or on the redemption of shares is shown in the table below for the period indicated.

	Aggregate	Class A	Commissions	Commissions	Commissions	Commissions
	Front-End	Front-end	on Class A	on Class B	on Class C	on Class N
Six	Sales Charges	Sales Charges	Shares	Shares	Shares	Shares
Months	on Class A	Retained by	Advanced by	Advanced by	Advanced by	Advanced by
Ended	Shares	Distributor	Distributor[1]	Distributor[1]	Distributor[1]	Distributor[1]

March 31, 2001	$1,340,032	$359,337	$134,816	$2,838,980	$343,947	$—

1. The Distributor advances commission payments to dealers for certain sales of Class A shares and for sales of Class B, Class C and Class N shares from its own resources at the time of sale.

	Class A Contingent	Class B Contingent	Class C Contingent	Class N Contingent
Six	Deferred Sales	Deferred Sales	Deferred Sales	Deferred Sales
Months	Charges Retained	Charges Retained	Charges Retained	Charges Retained
Ended	by Distributor	by Distributor	by Distributor	by Distributor

March 31, 2001	$7,538	$619,555	$16,609	$—

The Fund has adopted a Service Plan for Class A shares and Distribution and Service Plans for Class B, Class C and Class N shares under Rule 12b-1 of the Investment Company Act. Under those plans the Fund pays the Distributor for all or a portion of its costs incurred in connection with the distribution and/or servicing of the shares of the particular class.

38 OPPENHEIMER CHAMPION INCOME FUND

Class A Service Plan Fees. Under the Class A service plan, the Distributor currently uses the fees it receives from the Fund to pay brokers, dealers and other financial institutions. The Class A service plan permits reimbursements to the Distributor at a rate of up to 0.25% of average annual net assets of Class A shares purchased. The Distributor makes payments to plan recipients uarterly at an annual rate not to exceed 0.25% of the average annual net assets consisting of Class A shares of the Fund. For the six months ended March 31, 2001, payments under thqe Class A plan totaled $791,048 prior to Manager waiver if applicable, all of which were paid by the Distributor to recipients, and included $46,715 paid to an affiliate of the Manager. Any unreimbursed expenses the Distributor incurs with respect to Class A shares in any fiscal year cannot be recovered in subsequent years.

Class B, Class C and Class N Distribution and Service Plan Fees. Under each plan, service fees and distribution fees are computed on the average of the net asset value of shares in the respective class, determined as of the close of each regular business day during the period. The Class B, Class C and Class N plans provide for the Distributor to be compensated at a flat rate, whether the Distributor’s distribution expenses are more or less than the amounts paid by the Fund under the plan during the period for which the fee is paid.
     The Distributor retains the asset-based sales charge on Class B shares. The Distributor retains the asset-based sales charge on Class C shares during the first year the shares are outstanding. The Distributor retains the asset-based sales charge on Class N shares. The asset-based sales charges on Class B, Class C and Class N shares allow investors to buy shares without a front-end sales charge while allowing the Distributor to compensate dealers that sell those shares.
     The Distributor’s actual expenses in selling Class B, Class C and Class N shares may be more than the payments it receives from the contingent deferred sales charges collected on redeemed shares and asset-based sales charges from the Fund under the plans. If any plan is terminated by the Fund, the Board of Trustees may allow the Fund to continue payments of the asset-based sales charge to the Distributor for distributing shares before the plan was terminated. The plans allow for the carry-forward of distribution expenses, to be recovered from asset-based sales charges in subsequent fiscal periods.
     Distribution fees paid to the Distributor for the six months ended March 31, 2001, were as follows:

	Total Payments Under Plan	Amount Retained by Distributor	Distributor’s Aggregate Unreimbursed Expenses Under Plan	Distributor’s Aggregate Unreimbursed Expenses as % of Net Assets of Class

Class B Plan	$2,624,831	$2,117,985	$23,222,462	4.18%
Class C Plan	1,034,277	227,197	5,144,250	2.38
Class N Plan	—	—	—	—

39 OPPENHEIMER CHAMPION INCOME FUND

NOTES TO FINANCIAL STATEMENTS Unaudited / Continued

5. Foreign Currency Contracts

A foreign currency contract is a commitment to purchase or sell a foreign currency at a future date, at a negotiated rate. The Fund may enter into foreign currency contracts for operational purposes and to seek to protect against adverse exchange rate fluctuations. Risks to the Fund include the potential inability of the counterparty to meet the terms of the contract.

     The net U.S. dollar value of foreign currency underlying all contractual commitments held by the Fund and the resulting unrealized appreciation or depreciation are determined using foreign currency exchange rates as provided by a reliable bank, dealer or pricing service. Unrealized appreciation and depreciation on foreign currency contracts are reported in the Statement of Assets and Liabilities.

     The Fund may realize a gain or loss upon the closing or settlement of the foreign currency transactions. Realized gains and losses are reported with all other foreign currency gains and losses in the Statement of Operations.

     Securities denominated in foreign currency to cover net exposure on outstanding foreign currency contracts are noted in the Statement of Investments where applicable.

As of March 31, 2001, the Fund had outstanding foreign currency contracts as follows:

		Contract
	Expiration	Amount	Valuation as of	Unrealized	Unrealized
Contract Description	Date	(000s)	March 31, 2001	Appreciation	Depreciation

Contracts to Sell
British Pound Sterling [GBP]	6/5/01	[GBP] 20,715	$29,422,945	$317,595	$ —
Canadian Dollar [CAD]	7/3/01	[CAD] 2,925	1,858,079	—	3,291
Euro [EUR]	5/2/01	[EUR] 8,060	7,127,276	330,397	—

Total Unrealized Appreciation and Depreciation				$647,992	$3,291

6. Futures Contracts

A futures contract is a commitment to buy or sell a specific amount of a commodity or financial instrument at a particular price on a stipulated future date at a negotiated price. Futures contracts are traded on a commodity exchange. The Fund may buy and sell futures contracts that relate to broadly based securities indices “financial futures” or debt securities “interest rate futures” in order to gain exposure to or to seek to protect against changes in market value of stock and bonds or interest rates. The Fund may also buy or write put or call options on these futures contracts.

     The Fund generally sells futures contracts to hedge against increases in interest rates and decreases in market value of portfolio securities. The Fund may also purchase futures contracts to gain exposure to changes in interest rates as it may be more efficient or cost effective than actually buying fixed income securities.

     Upon entering into a futures contract, the Fund is required to deposit either cash or securities (initial margin) in an amount equal to a certain percentage of the contract value. Subsequent payments (variation margin) are made or received by the Fund each day. The variation margin payments are equal to the daily changes in the contract value

40 OPPENHEIMER CHAMPION INCOME FUND

and are recorded as unrealized gains and losses. The Fund recognizes a realized gain or loss when the contract is closed or expires.

     Securities held in collateralized accounts to cover initial margin requirements on open futures contracts are noted in the Statement of Investments. The Statement of Assets and Liabilities reflects a receivable and/or payable for the daily mark to market for variation margin.

     Risks of entering into futures contracts (and related options) include the possibility that there may be an illiquid market and that a change in the value of the contract or option may not correlate with changes in the value of the underlying securities. As of March 31, 2001, the Fund had outstanding futures contracts as follows:

	Expiration	Number of	Valuation as of	Unrealized
Contract Description	Date	Contracts	March 31, 2001	Appreciation

Contracts to Sell
Nasdaq 100 Unit
Investment Trust	6/14/01	40	$6,360,000	$277,000

7. Illiquid or Restricted Securities and Currency

As of March 31, 2001, investments in securities and currency included issues that are illiquid or restricted. Restricted securities are often purchased in private placement transactions, are not registered under the Securities Act of 1933, may have contractual restrictions on resale, and are valued under methods approved by the Board of Trustees as reflecting fair value. A security may also be considered illiquid if it lacks a readily available market or if its valuation has not changed for a certain period of time. The Fund intends to invest no more than 10% of its net assets (determined at the time of purchase and reviewed periodically) in illiquid or restricted securities. Certain restricted securities, eligible for resale to qualified institutional investors, are not subject to that limitation. The aggregate value of illiquid or restricted securities and currency subject to this limitation as of March 31, 2001, was $75,090,726, which represents 5.10% of the Fund’s net assets, of which $9,247,219 is considered restricted. Information concerning restricted securities is as follows:

			Valuation Per	Unrealized
	Acquisition	Cost	Unit as of	Appreciation
Security	Date	Per Unit	March 31, 2001	(Depreciation)

Bonds
Trans World Airlines, Inc., 14%
Lease Equipment Trust, 7/2/08	3/19/98	101.00%	75.00%	$(245,431)
Stocks and Warrants
Aurora Foods, Inc.	9/18/00	$ —	$ 3.45	268,845
CGA Group Ltd., Series A, Vtg.	6/17/97–12/29/00	25.00	25.00	—
CGA Group Ltd. Wts., Exp. 6/16/07	6/17/97	—	0.30	39,000
Chesapeake Energy Corp.	6/27/00	7.44	8.41	337,474
Geotek Communications, Inc.,
Series B (Escrowed)	1/4/01	4.00	3.50	(833)
World Access, Inc., Cv. Sr., Series D,
Non-Vtg.	2/14/00	1,383.40	10.00	(694,940)
Currency
Russian Ruble	3/14/01–3/21/01	0.03	0.03	—

41 OPPENHEIMER CHAMPION INCOME FUND

NOTES TO FINANCIAL STATEMENTS Unaudited / Continued

8. Bank Borrowings

The Fund may borrow from a bank for temporary or emergency purposes including, without limitation, funding of shareholder redemptions provided asset coverage for borrowings exceeds 300%. The Fund has entered into an agreement which enables it to participate with other Oppenheimer funds in an unsecured line of credit with a bank, which permits borrowings up to $400 million, collectively. Interest is charged to each fund, based on its borrowings, at a rate equal to the Federal Funds Rate plus 0.45%. Borrowings are payable 30 days after such loan is executed. The Fund also pays a commitment fee equal to its pro rata share of the average unutilized amount of the credit facility at a rate of 0.08% per annum.

     The Fund had no borrowings outstanding during the six months ended or at March 31, 2001.

42 OPPENHEIMER CHAMPION INCOME FUND

OPPENHEIMER CHAMPION INCOME FUND

Officers and Trustees	James C. Swain, Trustee and Chairman of the Board
Bridget A. Macaskill, Trustee and President
William L. Armstrong, Trustee
Robert G. Avis, Trustee
George C. Bowen, Trustee
Jon S. Fossel, Trustee
Sam Freedman, Trustee
Raymond J. Kalinowski, Trustee
C. Howard Kast, Trustee
Robert M. Kirchner, Trustee
F. William Marshall, Jr., Trustee
David P. Negri, Vice President
Thomas P. Reedy, Vice President
Andrew J. Donohue, Vice President and Secretary
Brian W. Wixted, Treasurer
Robert J. Bishop, Assistant Treasurer
Scott T. Farrar, Assistant Treasurer
Robert G. Zack, Assistant Secretary

Investment Advisor	OppenheimerFunds, Inc.

Distributor	OppenheimerFunds Distributor, Inc.

Transfer and Shareholder	OppenheimerFunds Services
Servicing Agent

Custodian of	The Bank of New York
Portfolio Securities

Independent Auditors	Deloitte & Touche LLP

Legal Counsel	Myer, Swanson, Adams & Wolf, P.C.

The financial statements included herein have been taken from the records of the Fund without examination of those records by the independent auditors.

For more complete information about Oppenheimer Champion Income
Fund, please refer to the Prospectus. To obtain a copy, call your financial advisor, call OppenheimerFunds Distributor, Inc. at 1.800.525.7048, or visit the OppenheimerFunds Internet website at www.oppenheimerfunds.com.

Shares of Oppenheimer funds are not deposits or obligations of any bank, are not guaranteed by any bank, and are not insured by the
FDIC or any other agency, and involve investment risks, including the possible loss of the principal amount invested.

Oppenheimer funds are distributed by OppenheimerFunds Distributor,
Inc., Two World Trade Center, New York, NY 10048-0203.

(C) Copyright 2001 OppenheimerFunds, Inc. All rights reserved.

43 OPPENHEIMER CHAMPION INCOME FUND

OPPENHEIMERFUNDS FAMILY

Global Equity	Developing Markets Fund	Global Fund
	International Small Company Fund	Quest Global Value Fund
	Europe Fund	Global Growth & Income Fund
International Growth Fund

Equity	Stock	Stock & Bond
	Emerging Technologies Fund	Main Street® Growth & Income Fund
	Emerging Growth Fund	Quest Opportunity Value Fund
	Enterprise Fund	Total Return Fund
	Discovery Fund	Quest Balanced Value Fund
	Main Street® Small Cap Fund	Capital Income Fund
	Small Cap Value Fund[1]	Multiple Strategies Fund
	MidCap Fund	Disciplined Allocation Fund
	Main Street® Opportunity Fund	Convertible Securities Fund
	Growth Fund	Specialty
	Capital Appreciation Fund	Real Asset Fund®
	Large Cap Growth Fund	Gold & Special Minerals Fund
Value Fund[2]
Quest Capital Value Fund
Quest Value Fund
Trinity Growth Fund
Trinity Core Fund
Trinity Value Fund

Income	Taxable	Municipal
	International Bond Fund	California Municipal Fund[4]
	High Yield Fund	Florida Municipal Fund[4]
	Champion Income Fund	New Jersey Municipal Fund[4]
	Strategic Income Fund	New York Municipal Fund[4]
	Bond Fund	Pennsylvania Municipal Fund[4]
	Senior Floating Rate Fund	Municipal Bond Fund
	U.S. Government Trust	Intermediate Municipal Fund
Limited-Term Government Fund
Capital Preservation Fund[3]
Rochester Division
Rochester Fund Municipals
Limited Term New York Municipal Fund

Select Managers	Stock	Stock & Bond
	Mercury Advisors Focus Growth Fund	QM Active Balanced Fund[3]
Gartmore Millennium Growth Fund
Jennison Growth Fund
Salomon Brothers Capital Fund
Mercury Advisors S&P 500®Index Fund[3]

Money Market[5]	Money Market Fund	Cash Reserves

1.	The Fund’s name was changed from “Oppenheimer Quest Small Cap FundSM ” on 3/1/01.
2.	The Fund’s name was changed from “Oppenheimer Disciplined Value Fund” on 2/28/01.
3.	Available only through qualified retirement plans.
4.	Available to investors only in certain states.
5.	An investment in money market funds is neither insured nor guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although these funds may seek to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in these funds.

44 OPPENHEIMER CHAMPION INCOME FUND

INFORMATION AND SERVICES

As an Oppenheimer fund shareholder, you can benefit from special services designed to make investing simple. Whether it’s automatic investment plans, timely market updates, or immediate account access, you can count on us whenever you need assistance.1 So call us today, or visit our website—we’re here to help.

Internet
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General Information
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Ticker Symbols Class A: OPCHX Class B: OCHBX Class C: OCHCX

1. Automatic investment plans do not assure profit or protect against losses in declining markets.
2. At times this website may be inaccessible or its transaction feature may be unavailable.

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RS0190.001.0301    May 30, 2001